UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Diversified Income Fund	July 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.224% 9/26/33 ϕ	908,429	$990,547
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	3,476	3,622
Series 2002-W11 AV1 0.531% 11/25/32 ●	6,245	6,096
Total Agency Asset-Backed Securities (cost $884,605)		1,000,265

Agency Collateralized Mortgage Obligations – 1.78%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	14,046	15,469
Series 2002-T4 A3 7.50% 12/25/41	147,110	166,626
Series 2002-T19 A1 6.50% 7/25/42	108,045	125,280
Series 2004-T1 1A2 6.50% 1/25/44	47,855	56,967
Fannie Mae Interest Strip
Series 265 2 9.00% 3/25/24	6,008	6,985
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.418% 2/25/42 ●	14,972	17,451
Series 2002-W6 2A 6.826% 6/25/42 ●	29,354	34,007
Series 2003-W1 2A 6.464% 12/25/42 ●	15,687	18,263
Series 2003-W10 1A4 4.505% 6/25/43	21,027	22,482
Series 2003-W15 2A7 5.55% 8/25/43	21,804	23,172
Series 2004-W11 1A2 6.50% 5/25/44	306,319	359,858
Fannie Mae REMICs
Series 1990-92 C 7.00% 8/25/20	648	707
Series 1996-46 ZA 7.50% 11/25/26	129,333	146,987
Series 2001-50 BA 7.00% 10/25/41	70,641	81,873
Series 2002-77 Z 5.50% 12/25/32	1,517,799	1,712,272
Series 2002-83 GH 5.00% 12/25/17	77,640	80,468
Series 2002-90 A2 6.50% 11/25/42	207,070	234,848
Series 2003-11 BY 5.50% 2/25/33	109,947	123,266
Series 2003-26 AT 5.00% 11/25/32	1,660,646	1,701,756
Series 2003-38 MP 5.50% 5/25/23	1,809,421	1,979,394
Series 2003-78 B 5.00% 8/25/23	53,207	57,469
Series 2005-110 MB 5.50% 9/25/35	810,896	871,729
Series 2005-70 PA 5.50% 8/25/35	521,999	590,000
Series 2007-40 PT 5.50% 5/25/37	25,406	28,346
Series 2009-11 MP 7.00% 3/25/49	28,967	33,182
Series 2009-94 AC 5.00% 11/25/39	4,462,250	4,949,911
Series 2010-41 PN 4.50% 4/25/40	7,623,413	8,276,625
Series 2010-43 HJ 5.50% 5/25/40	857,676	970,331
Series 2010-75 NA 4.00% 9/25/28	389,099	397,888
Series 2010-96 DC 4.00% 9/25/25	12,917,553	13,666,861
Series 2011-105 FP 0.591% 6/25/41 ●	32,010	32,074

NQ-189 [7/15] 9/15 (15122)     1

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2011-113 CP 5.00% 9/25/39	1,280,184	$1,364,701
Series 2012-19 HB 4.00% 1/25/42	924,805	967,935
Series 2012-19 NI 3.50% 10/25/31 Σ	4,565,105	598,147
Series 2012-122 SD 5.91% 11/25/42 ●Σ	10,188,736	2,416,877
Series 2013-20 IH 3.00% 3/25/33 Σ	6,094,315	867,355
Series 2013-31 MI 3.00% 4/25/33 Σ	30,769,582	4,785,775
Series 2013-44 DI 3.00% 5/25/33 Σ	38,209,508	5,621,379
Series 2014-36 ZE 3.00% 6/25/44	4,211,681	3,738,992
Series 2014-72 ZJ 3.00% 11/25/44	405,098	340,817
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	153,606	174,378
Series 2326 ZQ 6.50% 6/15/31	488,245	553,153
Series 2557 WE 5.00% 1/15/18	953,835	988,998
Series 2621 QH 5.00% 5/15/33	48,345	53,556
Series 2624 QH 5.00% 6/15/33	22,970	25,535
Series 2717 MH 4.50% 12/15/18	31,151	32,457
Series 2809 DC 4.50% 6/15/19	575,527	599,333
Series 2981 NE 5.00% 5/15/35	15,290	16,844
Series 3123 HT 5.00% 3/15/26	27,412	29,920
Series 3139 ZT 5.50% 4/15/36	200,023	224,996
Series 3150 EQ 5.00% 5/15/26	35,518	38,612
Series 3232 KF 0.637% 10/15/36 ●	64,861	65,445
Series 3239 EF 0.537% 11/15/36 ●	12,572	12,630
Series 3290 PE 5.50% 3/15/37	289,460	324,369
Series 3416 GK 4.00% 7/15/22	10,354	10,389
Series 3574 D 5.00% 9/15/39	194,750	215,137
Series 3656 PM 5.00% 4/15/40	8,831,726	9,766,529
Series 3662 ZB 5.50% 8/15/36	330,779	373,916
Series 3804 EH 3.50% 7/15/40	98,265	102,907
Series 4065 DE 3.00% 6/15/32	1,626,000	1,618,556
Series 4122 LI 3.00% 10/15/27 Σ	904,094	104,568
Series 4150 PQ 2.50% 1/15/43	564,144	527,054
Series 4185 LI 3.00% 3/15/33 Σ	9,384,172	1,425,672
Series 4191 CI 3.00% 4/15/33 Σ	3,892,333	549,278
Series 4217 HI 2.50% 6/15/28 Σ	849,533	87,074
Series 4251 KI 2.50% 4/15/28 Σ	713,297	50,531
Series 4389 ZC 3.00% 9/15/44	823,043	709,554
Series 4391 GZ 2.50% 12/15/40	103,370	92,990
Series 4403 CZ 3.00% 10/15/44	117,830	93,564
Freddie Mac Strips
Series 19 F 1.08% 6/1/28 ●	2,984	3,013

2     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ◆	90,567	$107,900
Series T-54 2A 6.50% 2/25/43 ◆	24,270	28,644
Series T-58 2A 6.50% 9/25/43 ◆	526,077	602,958
Series T-60 1A4C 4.663% 3/25/44 ◆●	832	831
GNMA
Series 2010-113 KE 4.50% 9/20/40	20,442,264	22,716,650
Vendee Mortgage Trust
Series 2000-1 1A 6.444% 1/15/30 ●	18,764	21,382
Total Agency Collateralized Mortgage Obligations (cost $98,685,457)		99,833,848

Agency Mortgage-Backed Securities – 15.59%
Fannie Mae
6.00% 9/1/17	2,159	2,235
6.50% 8/1/17	28,367	29,170
6.50% 8/1/37	563,076	618,875
7.00% 11/15/16	396	397
Fannie Mae ARM
1.876% 7/1/33 ●	66,018	69,302
1.885% 1/1/36 ●	75,484	79,784
2.051% 11/1/24 ●	1,923	2,029
2.088% 3/1/38 ●	8,499	8,992
2.088% 9/1/38 ●	438,503	472,377
2.184% 8/1/34 ●	19,821	20,959
2.27% 4/1/36 ●	717	764
2.276% 11/1/35 ●	97,308	103,562
2.277% 10/1/33 ●	76,456	79,883
2.277% 12/1/33 ●	12,363	13,115
2.293% 8/1/36 ●	26,269	27,911
2.315% 11/1/35 ●	306,932	326,979
2.327% 11/1/32 ●	464	499
2.347% 4/1/37 ●	1,092,776	1,162,541
2.357% 4/1/36 ●	323,757	346,199
2.359% 7/1/36 ●	55,055	58,594
2.375% 7/1/36 ●	2,165	2,304
2.409% 6/1/37 ●	8,088	8,584
2.412% 4/1/36 ●	211,950	226,615
2.415% 5/1/43 ●	5,851,501	5,954,727
2.499% 6/1/36 ●	104,702	111,488
2.522% 6/1/34 ●	43,884	46,544
2.527% 6/1/34 ●	1,019	1,081
2.546% 6/1/43 ●	1,270,699	1,299,356
3.191% 4/1/44 ●	3,106,598	3,223,098

NQ-189 [7/15] 9/15 (15122)     3

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM
3.261% 3/1/44 ●	4,464,312	$4,629,830
3.293% 9/1/43 ●	4,172,109	4,348,611
3.911% 5/1/36 ●	125,734	135,379
4.914% 8/1/35 ●	72,010	76,161
5.645% 8/1/37 ●	176,099	183,841
Fannie Mae Relocation 15 yr
4.00% 9/1/20	114,456	119,522
Fannie Mae Relocation 30 yr
5.00% 11/1/33	27,801	30,445
5.00% 1/1/34	2,521	2,760
5.00% 11/1/34	30,075	32,919
5.00% 4/1/35	69,576	76,171
5.00% 10/1/35	55,315	60,559
5.00% 1/1/36	112,862	123,499
Fannie Mae S.F. 15 yr
2.50% 11/1/27	225,604	231,130
2.50% 2/1/28	696,276	713,300
2.50% 4/1/28	74,554	76,379
2.50% 5/1/28	1,831,610	1,876,390
3.00% 4/1/27	970,599	1,009,940
3.00% 6/1/27	72,444	75,355
3.00% 5/1/28	1,205,020	1,253,492
3.50% 2/1/26	839,354	887,577
3.50% 7/1/26	4,080,562	4,315,160
3.50% 3/1/27	144,007	152,310
3.50% 11/1/27	776,779	822,887
3.50% 11/1/28	361,902	383,364
4.00% 3/1/24	23,617	25,014
4.00% 4/1/24	3,141	3,327
4.00% 11/1/24	56,249	60,033
4.00% 2/1/25	617,509	653,863
4.00% 5/1/25	1,596,206	1,703,098
4.00% 11/1/25	11,116,635	11,863,831
4.00% 1/1/27	18,752,218	19,999,807
4.00% 5/1/27	5,912,059	6,308,600
4.50% 4/1/18	9,221	9,616
4.50% 7/1/18	16,583	17,293
4.50% 9/1/18	10,300	10,741
4.50% 11/1/18	20,216	21,100
4.50% 2/1/19	21,687	22,622
4.50% 3/1/19	65,528	68,354
4.50% 4/1/20	8,682	9,063

4     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
4.50% 7/1/20	134,348	$141,036
4.50% 4/1/23	51,699	54,793
4.50% 9/1/24	179,012	187,824
4.50% 11/1/24	64,181	69,353
5.00% 11/1/18	116,192	121,741
5.00% 6/1/19	73,215	76,644
5.00% 12/1/19	219,194	229,459
5.00% 9/1/20	2,691	2,849
5.00% 12/1/21	32,856	34,753
5.50% 2/1/18	25,387	26,453
5.50% 4/1/19	9,903	10,304
5.50% 5/1/19	31,383	32,492
5.50% 10/1/21	11,160	12,086
5.50% 4/1/23	63,705	69,833
5.50% 6/1/23	45,871	50,772
6.00% 12/1/16	4,698	4,803
6.00% 8/1/17	13,932	14,358
6.00% 12/1/17	1,187	1,190
6.00% 3/1/21	753	809
6.00% 9/1/21	2,044,538	2,266,095
6.00% 2/1/22	45,650	48,777
6.00% 8/1/22	25,247	27,522
6.00% 2/1/23	3,300	3,651
Fannie Mae S.F. 20 yr
3.00% 10/1/32	20,169	20,904
3.00% 2/1/33	380,179	394,086
3.00% 8/1/33	163,722	169,714
3.00% 4/1/34	120,635	125,052
3.00% 8/1/34	1,124,405	1,157,883
3.50% 11/1/31	47,867	50,541
3.50% 4/1/32	20,691	21,851
3.50% 5/1/32	118,482	125,003
3.50% 8/1/32	572,201	604,433
3.50% 10/1/34	2,438,515	2,565,937
4.00% 12/1/30	206,810	221,623
4.00% 1/1/31	982,102	1,052,460
4.00% 2/1/31	2,318,176	2,484,875
4.50% 9/1/23	669,646	725,785
4.50% 4/1/24	6,504	7,048
5.00% 7/1/23	20,584	22,752
5.00% 11/1/23	382,021	422,269
5.00% 12/1/23	174,919	193,347

NQ-189 [7/15] 9/15 (15122)     5

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
5.00% 3/1/28	31,581	$34,908
5.00% 2/1/30	1,207,036	1,334,203
5.50% 7/1/23	95,847	107,469
5.50% 2/1/24	199,042	223,216
5.50% 12/1/24	291,263	326,581
5.50% 1/1/25	197,935	222,000
5.50% 2/1/25	35,083	39,343
5.50% 7/1/25	28,217	31,639
5.50% 11/1/25	285,614	320,320
5.50% 3/1/27	91,314	102,386
5.50% 3/1/28	385,903	432,697
5.50% 8/1/28	1,479,908	1,659,360
5.50% 12/1/29	408,580	458,124
6.00% 10/1/21	14,107	15,982
6.00% 7/1/25	230,416	261,155
6.00% 9/1/29	2,012,616	2,281,637
6.50% 10/1/18	2,891	3,318
6.50% 2/1/19	6,340	7,277
6.50% 5/1/22	4,540	5,211
6.50% 10/1/24	9,665	11,093
6.50% 10/1/27	49,832	57,195
Fannie Mae S.F. 30 yr
3.00% 7/1/42	3,145,256	3,179,904
3.00% 10/1/42	51,543,360	52,098,872
3.00% 12/1/42	8,908,531	9,004,691
3.00% 1/1/43	15,279,063	15,438,893
3.00% 2/1/43	1,829,785	1,848,993
3.00% 4/1/43	13,237,935	13,372,851
3.00% 5/1/43	2,870,582	2,897,639
3.50% 4/1/42	9,337	9,712
3.50% 9/1/42	240,452	250,118
3.50% 1/1/43	716,621	745,422
4.00% 5/1/43	519,943	556,954
4.00% 8/1/43	1,353,786	1,446,449
4.00% 7/1/44	13,960,035	14,959,590
4.50% 7/1/36	1,589,606	1,730,337
4.50% 4/1/40	3,903,751	4,246,845
4.50% 11/1/40	3,740,258	4,065,300
4.50% 12/1/40	1,452,268	1,579,975
4.50% 3/1/41	7,552,028	8,217,558
4.50% 4/1/41	6,774,477	7,359,798
4.50% 5/1/41	814,268	890,446

6     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 7/1/41	1,871,270	$2,035,687
4.50% 8/1/41	2,497	2,714
4.50% 10/1/41	5,354,012	5,832,736
4.50% 1/1/42	62,321,326	67,742,621
4.50% 9/1/42	8,488,563	9,254,828
4.50% 2/1/44	963,823	1,048,530
4.50% 6/1/44	4,227,255	4,594,224
5.00% 4/1/33	90,359	99,879
5.00% 7/1/33	103,180	114,365
5.00% 11/1/33	114,204	126,793
5.00% 3/1/34	53,128	58,991
5.00% 4/1/34	240,614	268,815
5.00% 2/1/35	4,582	5,082
5.00% 4/1/35	550,984	610,257
5.00% 5/1/35	20,762	22,987
5.00% 6/1/35	3,225	3,569
5.00% 7/1/35	69,539	76,941
5.00% 8/1/35	530,733	587,414
5.00% 9/1/35	4,154	4,612
5.00% 10/1/35	2,762,269	3,056,894
5.00% 11/1/35	1,722,997	1,907,386
5.00% 7/1/36	2,989	3,312
5.00% 8/1/36	5,729	6,341
5.00% 12/1/36	9,750	10,793
5.00% 2/1/37	56,628	62,850
5.00% 4/1/37	755,424	836,758
5.00% 8/1/37	1,936,935	2,145,453
5.00% 2/1/38	857,076	947,950
5.00% 5/1/38	34,186	37,849
5.00% 6/1/39	257,276	284,693
5.50% 12/1/32	148,272	167,744
5.50% 2/1/33	2,172,886	2,436,369
5.50% 9/1/33	6,201	6,953
5.50% 3/1/34	203,447	230,252
5.50% 4/1/34	877,079	992,127
5.50% 5/1/34	382,898	432,171
5.50% 8/1/34	118,345	133,012
5.50% 9/1/34	112,610	127,425
5.50% 11/1/34	859,822	972,733
5.50% 12/1/34	565,635	639,470
5.50% 1/1/35	2,336,048	2,639,948
5.50% 2/1/35	764,268	864,543

NQ-189 [7/15] 9/15 (15122)     7

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 3/1/35	427,609	$481,791
5.50% 4/1/35	2,184	2,453
5.50% 5/1/35	7,275	8,195
5.50% 6/1/35	607,066	683,426
5.50% 8/1/35	169,981	191,716
5.50% 9/1/35	2,581	2,902
5.50% 10/1/35	2,417,866	2,720,383
5.50% 11/1/35	7,502	8,439
5.50% 12/1/35	483,552	546,356
5.50% 1/1/36	3,231,193	3,641,253
5.50% 3/1/36	36,216	40,685
5.50% 4/1/36	2,122,179	2,380,412
5.50% 5/1/36	1,785,554	2,003,705
5.50% 7/1/36	516,706	582,992
5.50% 9/1/36	178,618	202,075
5.50% 11/1/36	1,800,406	2,019,266
5.50% 12/1/36	94,278	105,710
5.50% 1/1/37	2,995,982	3,364,991
5.50% 2/1/37	44,007	49,365
5.50% 4/1/37	5,408,191	6,071,596
5.50% 8/1/37	2,570,112	2,900,614
5.50% 11/1/37	31,929	35,801
5.50% 12/1/37	4,409	4,943
5.50% 1/1/38	198,620	222,750
5.50% 2/1/38	2,237,227	2,519,416
5.50% 3/1/38	1,404,651	1,581,816
5.50% 4/1/38	16,958	19,014
5.50% 5/1/38	209,367	234,754
5.50% 6/1/38	5,826,812	6,533,368
5.50% 7/1/38	39,696	44,510
5.50% 8/1/38	42,891	48,092
5.50% 9/1/38	397,204	446,467
5.50% 11/1/38	31,081	34,853
5.50% 12/1/38	557,910	629,660
5.50% 1/1/39	3,220,281	3,621,909
5.50% 2/1/39	10,286,049	11,562,864
5.50% 9/1/39	7,535	8,451
5.50% 10/1/39	2,237,709	2,509,053
5.50% 11/1/39	17,795	19,952
5.50% 12/1/39	933,163	1,056,235
5.50% 5/1/40	10,329	11,582
5.50% 6/1/40	6,747	7,565

8     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 7/1/40	5,214,849	$5,883,501
5.50% 4/1/41	1,356,388	1,530,014
5.50% 9/1/41	25,670,066	28,784,945
6.00% 7/1/27	6,505	7,450
6.00% 4/1/32	13,209	15,145
6.00% 8/1/34	296,278	338,589
6.00% 11/1/34	14,710	16,800
6.00% 12/1/34	3,243	3,704
6.00% 6/1/35	3,270	3,705
6.00% 7/1/35	72,277	82,510
6.00% 9/1/35	87,315	98,967
6.00% 10/1/35	43,895	50,120
6.00% 11/1/35	25,740	29,457
6.00% 12/1/35	487,029	553,873
6.00% 6/1/36	280,200	318,651
6.00% 7/1/36	22,063	25,072
6.00% 8/1/36	223,825	254,924
6.00% 9/1/36	134,135	152,599
6.00% 12/1/36	274,210	310,677
6.00% 2/1/37	888,259	1,009,767
6.00% 3/1/37	28,666	32,544
6.00% 5/1/37	2,355,150	2,675,740
6.00% 6/1/37	154,280	176,314
6.00% 7/1/37	165,537	188,888
6.00% 8/1/37	2,143,957	2,435,816
6.00% 9/1/37	679,500	770,543
6.00% 10/1/37	440,477	500,743
6.00% 11/1/37	389,679	441,599
6.00% 1/1/38	1,217,898	1,380,268
6.00% 3/1/38	956	1,095
6.00% 5/1/38	4,252,540	4,828,556
6.00% 6/1/38	359,705	411,262
6.00% 7/1/38	101,534	115,028
6.00% 8/1/38	268,210	304,649
6.00% 9/1/38	745,783	847,652
6.00% 10/1/38	3,445,268	3,911,784
6.00% 11/1/38	658,872	752,907
6.00% 12/1/38	419,235	477,134
6.00% 1/1/39	1,457,992	1,654,791
6.00% 9/1/39	310,400	352,923
6.00% 10/1/39	1,655,164	1,896,889
6.00% 1/1/40	11,639	13,260

NQ-189 [7/15] 9/15 (15122)     9

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 3/1/40	1,179,748	$1,338,965
6.00% 7/1/40	4,711,624	5,349,888
6.00% 9/1/40	1,101,915	1,252,392
6.00% 11/1/40	430,398	493,198
6.00% 5/1/41	11,911,889	13,547,294
6.50% 3/1/32	196	225
6.50% 8/1/34	5,135	5,894
6.50% 1/1/36	32,709	37,712
6.50% 2/1/36	1,024,053	1,175,400
6.50% 3/1/36	51,341	60,726
6.50% 8/1/36	103,068	118,368
6.50% 9/1/36	46,721	53,658
6.50% 11/1/36	375,457	433,233
6.50% 3/1/37	13,144	15,171
6.50% 8/1/37	77,651	90,303
6.50% 9/1/37	718,626	824,801
6.50% 11/1/37	1,364	1,566
6.50% 12/1/37	277,566	319,093
6.50% 1/1/38	2,397	2,757
6.50% 10/1/38	34,907	40,311
6.50% 11/1/38	24,648	28,290
6.50% 1/1/39	16,488	19,018
6.50% 6/1/39	5,723	6,569
6.50% 3/1/40	942,174	1,085,944
7.00% 8/1/32	68,491	78,235
7.00% 9/1/32	37,952	40,229
7.00% 2/1/36	10,185	12,028
7.00% 12/1/37	4,456	4,837
7.50% 1/1/31	1,164	1,422
7.50% 3/1/32	17,230	20,486
7.50% 4/1/32	14,516	17,125
7.50% 6/1/34	21,606	25,255
7.50% 10/1/34	14,039	16,935
Fannie Mae S.F. 30 yr TBA
3.00% 9/1/45	256,753,000	257,611,300
4.50% 9/1/45	6,140,000	6,650,147
Freddie Mac ARM
2.243% 8/1/37 ●	6,609	7,022
2.252% 2/1/37 ●	546,326	582,760
2.27% 12/1/33 ●	32,255	34,280
2.275% 10/1/37 ●	50,920	53,714
2.277% 10/1/36 ●	52,692	56,223

10     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.309% 4/1/34 ●	13,675	$14,528
2.342% 12/1/33 ●	207,888	222,125
2.414% 5/1/35 ●	219,497	231,742
2.42% 3/1/36 ●	64,744	69,357
2.46% 4/1/33 ●	3,720	3,849
2.474% 7/1/36 ●	233,205	248,576
2.522% 1/1/44 ●	3,885,963	3,993,603
3.467% 5/1/42 ●	655,293	689,501
4.881% 8/1/38 ●	59,820	63,912
Freddie Mac Relocation 30 yr
5.00% 9/1/33	138,404	151,181
6.50% 10/1/30	524	552
Freddie Mac S.F. 15 yr
2.50% 3/1/28	1,587,224	1,626,024
3.00% 12/1/26	133,023	138,269
3.50% 10/1/26	924,818	979,854
4.00% 12/1/20	42,931	44,963
4.00% 5/1/24	63,214	67,325
4.00% 6/1/24	39,925	42,738
4.00% 12/1/24	3,862	4,079
4.00% 5/1/25	435,439	463,971
4.00% 8/1/25	10,116	10,780
4.00% 11/1/26	1,552,355	1,661,500
4.50% 5/1/20	617,806	646,163
4.50% 6/1/20	57,335	60,123
4.50% 10/1/20	15,334	16,077
4.50% 9/1/24	56,701	60,557
4.50% 7/1/25	493,743	527,329
4.50% 6/1/26	1,405,678	1,507,654
4.50% 9/1/26	1,724,754	1,842,311
5.00% 6/1/18	174,379	182,168
5.00% 10/1/18	20,217	21,471
5.00% 11/1/18	15,176	15,855
5.00% 4/1/20	281,424	298,980
5.00% 7/1/23	79,953	86,567
5.50% 6/1/21	128,902	139,601
5.50% 7/1/21	94,173	102,035
6.00% 4/1/17	3,634	3,716
6.00% 8/1/17	1,598	1,654
6.50% 8/1/16	384	390
Freddie Mac S.F. 20 yr
3.50% 1/1/34	4,204,015	4,420,751

NQ-189 [7/15] 9/15 (15122)       11

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr
5.00% 10/1/23	63,632	$69,952
5.00% 3/1/24	368,649	405,261
5.00% 9/1/25	2,074,021	2,280,620
5.00% 12/1/29	140,412	154,849
5.50% 1/1/23	10,323	11,527
Freddie Mac S.F. 30 yr
3.00% 10/1/42	4,037,764	4,062,419
3.00% 11/1/42	4,831,170	4,871,128
3.50% 11/1/41	177,856	185,000
3.50% 4/1/42	55,433	57,490
4.50% 7/1/39	860,590	936,615
4.50% 10/1/39	2,014,970	2,186,078
4.50% 4/1/41	8,919,185	9,695,305
4.50% 3/1/42	8,560,662	9,319,389
4.50% 5/1/44	2,675,608	2,898,695
5.00% 3/1/34	82,957	92,101
5.00% 4/1/35	28,887	32,061
5.00% 6/1/36	15,472	17,075
5.50% 3/1/34	307,269	345,089
5.50% 12/1/34	301,145	338,837
5.50% 1/1/35	3,079	3,452
5.50% 2/1/35	12,809	14,345
5.50% 3/1/36	193,935	217,119
5.50% 6/1/36	217,425	243,298
5.50% 11/1/36	350,654	391,755
5.50% 12/1/36	94,611	105,631
5.50% 1/1/37	21,572	24,081
5.50% 9/1/37	441,674	493,077
5.50% 11/1/37	18,103	20,209
5.50% 4/1/38	1,443,190	1,611,354
5.50% 6/1/38	199,171	222,331
5.50% 7/1/38	1,618,884	1,807,133
5.50% 6/1/39	1,543,213	1,722,929
5.50% 3/1/40	1,193,559	1,332,426
5.50% 8/1/40	962,208	1,074,096
5.50% 1/1/41	940,491	1,049,854
5.50% 6/1/41	11,481,938	12,817,091
6.00% 12/1/33	10,356	11,762
6.00% 11/1/34	41,551	46,909
6.00% 2/1/36	4,188,849	4,776,423
6.00% 3/1/36	1,105,134	1,260,803
6.00% 4/1/36	19,149	21,731

12       NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 10/1/36	20,878	$23,710
6.00% 4/1/37	30,156	34,098
6.00% 8/1/37	20,266	22,909
6.00% 10/1/37	13,232	14,948
6.00% 1/1/38	409,108	462,026
6.00% 6/1/38	1,158,509	1,308,032
6.00% 7/1/38	13,983	15,830
6.00% 8/1/38	3,966,800	4,533,002
6.00% 10/1/38	111,680	128,009
6.00% 5/1/40	537,468	607,594
6.00% 7/1/40	4,006,211	4,522,993
6.50% 10/1/32	1,196	1,390
6.50% 8/1/36	278	320
6.50% 6/1/37	7,306	8,347
6.50% 8/1/38	290,670	332,121
6.50% 9/1/38	806	936
6.50% 4/1/39	552,624	635,604
7.00% 11/1/33	162,576	196,886
GNMA I S.F. 30 yr
5.00% 6/15/40	580,093	643,405
7.00% 5/15/28	93,844	112,573
7.00% 12/15/34	1,941,722	2,336,962
7.50% 10/15/30	1,390	1,584
7.50% 2/15/32	1,677	2,093
9.50% 9/15/17	1,338	1,359
10.00% 7/15/17	1,350	1,357
Total Agency Mortgage-Backed Securities (cost $859,950,948)		871,966,227

Collateralized Debt Obligations – 1.10%
Avery Point III CLO
Series 2013-3A A 144A 1.687% 1/18/25 #●	5,500,000	5,462,050
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A 1.777% 7/20/26 #●	14,000,000	13,969,200
Cent CLO 21
Series 2014-21A A1B 144A 1.685% 7/27/26 #●	5,500,000	5,469,750
CIFC Funding
Series 2013-2A A1L 144A 1.437% 4/21/25 #●	10,000,000	9,842,000
Magnetite IX
Series 2014-9A A1 144A 1.715% 7/25/26 #●	13,880,000	13,849,464
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 1.718% 7/15/27 #●	8,000,000	7,964,000

NQ-189 [7/15] 9/15 (15122)       13

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations (continued)
Neuberger Berman CLO XVII
Series 2014-17A A 144A 1.779% 8/4/25 #●	5,120,000	$5,106,688
Total Collateralized Debt Obligations (cost $61,939,409)		61,663,152

Commercial Mortgage-Backed Securities – 6.13%
Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 ●	1,374,000	1,386,965
Series 2006-4 A4 5.634% 7/10/46	513,785	525,444
Series 2007-4 AM 5.808% 2/10/51 ●	3,670,000	3,928,959
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PWR18 A4 5.70% 6/11/50	2,940,000	3,134,490
CD Commercial Mortgage Trust
Series 2005-CD1 AJ 5.202% 7/15/44 ●	3,595,000	3,609,459
Series 2005-CD1 AM 5.202% 7/15/44 ●	3,376,000	3,383,599
Series 2005-CD1 C 5.202% 7/15/44 ●	1,620,000	1,628,789
CFCRE Commercial Mortgage Trust
Series 2011-C1 144A 3.759% 4/15/44 #	3,687,856	3,722,348
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.711% 12/10/49 ●	2,950,000	3,112,215
Series 2014-GC25 A4 3.635% 10/10/47	5,655,000	5,853,236
Series 2015-GC27 A5 3.137% 2/10/48	2,125,000	2,106,185
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	4,110,000	4,320,103
Series 2014-CR20 A4 3.59% 11/10/47	3,000,000	3,099,237
Series 2014-CR20 AM 3.938% 11/10/47	10,325,000	10,717,185
Series 2014-CR21 A3 3.528% 12/10/47	1,370,000	1,408,096
Series 2015-3BP A 144A 3.178% 2/10/35 #	9,890,000	9,782,525
Series 2015-CR23 A4 3.497% 5/10/48	6,000,000	6,160,224
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	3,375,000	3,513,702
Credit Suisse First Boston Mortgage Securities
Series 2005-C5 AM 5.10% 8/15/38 ●	3,410,000	3,405,645
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	10,154,000	11,394,433
Series 2011-LC1A C 144A 5.557% 11/10/46 #●	5,320,000	5,949,159
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.622% 11/25/49 #●	3,345,000	3,597,320
Series 2011-K15 B 144A 4.949% 8/25/44 #●	485,000	532,404
Series 2011-K703 B 144A 4.881% 7/25/44 #●	1,355,000	1,435,761
Series 2012-K18 B 144A 4.265% 1/25/45 #●	2,450,000	2,598,338
Series 2012-K19 B 144A 4.036% 5/25/45 #●	1,130,963	1,191,984
Series 2012-K22 B 144A 3.687% 8/25/45 #●	4,285,000	4,391,499
Series 2012-K22 C 144A 3.687% 8/25/45 #●	3,450,000	3,447,471

14       NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K707 B 144A 3.883% 1/25/47 #●	1,715,000	$1,769,405
Series 2012-K708 B 144A 3.755% 2/25/45 #●	7,330,000	7,610,241
Series 2012-K708 C 144A 3.755% 2/25/45 #●	1,380,000	1,404,898
Series 2012-K711 B 144A 3.562% 8/25/45 #●	4,740,000	4,918,461
Series 2013-K25 C 144A 3.618% 11/25/45 #●	3,480,000	3,369,868
Series 2013-K26 C 144A 3.60% 12/25/45 #●	2,150,000	2,073,172
Series 2013-K30 C 144A 3.556% 6/25/45 #●	3,895,000	3,786,088
Series 2013-K31 C 144A 3.627% 7/25/46 #●	7,355,000	7,227,751
Series 2013-K33 B 144A 3.503% 8/25/46 #●	3,285,000	3,261,381
Series 2013-K33 C 144A 3.503% 8/25/46 #●	1,050,000	999,224
Series 2013-K712 B 144A 3.368% 5/25/45 #●	10,101,068	10,303,463
Series 2013-K713 B 144A 3.165% 4/25/46 #●	8,315,000	8,400,778
Series 2013-K713 C 144A 3.165% 4/25/46 #●	5,465,000	5,393,633
Series 2014-K716 C 144A 3.954% 8/25/47 #●	2,755,000	2,792,228
Series 2015-K47 B 144A 3.723% 6/25/48 #●	2,840,000	2,624,115
GE Capital Commercial Mortgage
Series 2005-C4 A4 5.318% 11/10/45 ●	78,380	78,455
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	21,810,000	22,608,028
GS Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 ●	8,398,571	8,430,032
Series 2010-C1 A2 144A 4.592% 8/10/43 #	9,975,000	10,943,403
Series 2010-C1 C 144A 5.635% 8/10/43 #●	4,765,000	5,298,680
Series 2015-GC32 A4 3.764% 7/10/48	2,336,000	2,433,178
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	1,930,000	1,934,300
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	9,470,000	9,525,750
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	8,510,000	8,394,204
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	2,718,786	2,717,432
Series 2014-C22 B 4.561% 9/15/47 ●	1,625,000	1,688,724
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.495% 8/12/37 ●	1,765,000	1,923,880
Series 2005-LDP4 AJ 5.04% 10/15/42 ●	12,060,000	12,067,562
Series 2005-LDP5 D 5.394% 12/15/44 ●	2,895,000	2,898,523
Series 2006-LDP8 AM 5.44% 5/15/45	12,218,000	12,649,772
Series 2011-C5 C 144A 5.323% 8/15/46 #●	3,780,000	4,155,256
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	526,975	531,983
Series 2006-C6 AJ 5.452% 9/15/39 ●	6,325,000	6,572,200
Series 2006-C6 AM 5.413% 9/15/39	5,285,000	5,497,637

NQ-189 [7/15] 9/15 (15122)       15

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	1,513,000	$1,549,143
Series 2015-C22 A3 3.046% 4/15/48	2,920,000	2,884,116
Series 2015-C23 A4 3.719% 7/15/50	9,640,000	10,017,801
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.19% 11/14/42 ●	5,235,000	5,255,856
Series 2005-HQ7 C 5.19% 11/14/42 ●	5,840,000	5,849,502
Series 2006-T21 B 144A 5.325% 10/12/52 #●	2,000,000	2,029,324
Series 2006-T23 A4 5.835% 8/12/41 ●	3,131,184	3,215,924
TimberStar Trust I
Series 2006-1A A 144A 5.668% 10/15/36 #	7,090,000	7,395,565
Series 2006-1A C 144A 5.884% 10/15/36 #	4,500,000	4,660,501
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	2,900,000	2,922,321
WF-RBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	1,430,000	1,512,252
Total Commercial Mortgage-Backed Securities (cost $345,206,231)		342,912,785

Convertible Bonds – 1.65%
Abengoa 144A 5.125% exercise price $38.08, expiration
date 2/23/17 #	3,400,000	3,130,125
Alaska Communications Systems Group 6.25% exercise
price $10.28, expiration date 4/27/18	4,024,000	4,016,455
American Realty Capital Properties 3.75% exercise price
$15.15, expiration date 12/14/20 *	2,502,000	2,367,530
Ares Capital 5.75% exercise price $19.13, expiration date
2/1/16	924,000	939,015
BGC Partners 4.50% exercise price $9.84, expiration date
7/13/16	2,653,000	2,900,061
BioMarin Pharmaceutical 1.50% exercise price $94.15,
expiration date 10/13/20	1,763,000	2,973,961
Blackstone Mortgage Trust 5.25% exercise price $28.66,
expiration date 12/1/18 *	3,590,000	3,859,250
Blucora 4.25% exercise price $21.66, expiration date
3/29/19	845,000	823,875
Campus Crest Communities Operating Partnership 144A
4.75% exercise price $12.56, expiration date 10/11/18 #	3,054,000	2,937,566
Cardtronics 1.00% exercise price $52.35, expiration date
11/27/20 *	2,770,000	2,794,237
Cemex 3.25% exercise price $9.27, expiration date 3/9/16	2,177,000	2,337,554
Chart Industries 2.00% exercise price $69.03, expiration
date 7/30/18 *	2,846,000	2,591,639
Chesapeake Energy 2.25% exercise price $80.28,
expiration date 12/14/38	1,000,000	812,500

16       NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #	1,864,000	$2,670,180
GAIN Capital Holdings 4.125% exercise price $12.00,
expiration date 11/30/18	1,667,000	1,607,613
General Cable 4.50% exercise price $34.17, expiration
date 11/15/29 ϕ	3,050,000	2,293,219
Gilead Sciences 1.625% exercise price $22.71, expiration
date 4/29/16	757,000	3,934,511
HealthSouth 2.00% exercise price $38.30, expiration date
11/30/43	1,679,000	2,128,133
Helix Energy Solutions Group 3.25% exercise price
$25.02, expiration date 3/12/32	2,154,000	1,852,440
Hologic 2.00% exercise price $31.17, expiration date
2/27/42 ϕ	689,000	971,059
Illumina 0.25% exercise price $83.55, expiration date
3/11/16	598,000	1,565,268
j2 Global 3.25% exercise price $69.37, expiration date
6/14/29	2,885,000	3,431,347
Jefferies Group 3.875% exercise price $44.83, expiration
date 10/31/29	2,086,000	2,155,099
Liberty Interactive 144A 1.00% exercise price $64.28,
expiration date 9/28/43 #	2,202,000	2,219,891
Meritor 4.00% exercise price $26.73, expiration date
2/12/27 ϕ	2,851,000	2,977,513
Microchip Technology 144A 1.625% exercise price
$67.68, expiration date 2/13/25 #	1,248,000	1,179,360
Mylan 3.75% exercise price $13.32, expiration date
9/10/15	516,000	2,255,243
Novellus Systems 2.625% exercise price $34.65,
expiration date 5/14/41	1,581,000	3,579,977
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	2,618,000	3,679,926
NXP Semiconductors 144A 1.00% exercise price $102.84,
expiration date 11/27/19 #	1,530,000	1,803,487
Oclaro 144A 6.00% exercise price $1.95, expiration date
2/14/20 #	598,000	815,896
PROS Holdings 144A 2.00% exercise price $33.79,
expiration date 11/27/19 #	2,587,000	2,541,727
SanDisk 1.50% exercise price $50.68, expiration date
8/11/17	589,000	782,634
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
expiration date 12/13/18	2,004,000	1,898,790
Spirit Realty Capital 3.75% exercise price $13.10,
expiration date 5/13/21 *	2,559,000	2,400,675

NQ-189 [7/15] 9/15 (15122)       17

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
SunEdison 144A 3.375% exercise price $38.65, expiration
date 5/30/25 #		1,777,000	$1,629,287
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19 *		525,000	431,484
TPG Specialty Lending 4.50% exercise price $25.83,
expiration date 12/15/19		2,258,000	2,252,355
Vantage Drilling 144A 5.50% exercise price $2.39,
expiration date 7/15/43 #		1,117,000	745,597
Vector Group 1.75% exercise price $25.87, expiration date
4/15/20 ●		2,229,000	2,543,846
Vector Group 2.50% exercise price $16.78, expiration date
1/14/19 *●		978,000	1,529,259
VeriSign 4.136% exercise price $34.37, expiration date
8/15/37		863,000	1,804,209
Total Convertible Bonds (cost $82,753,178)			92,163,793

Corporate Bonds – 45.52%
Automotive – 0.69%
American Axle & Manufacturing 6.25% 3/15/21		4,810,000	4,996,387
Fiat Chrysler Automobiles
4.50% 4/15/20		2,080,000	2,116,400
5.25% 4/15/23 *		8,650,000	8,747,313
Ford Motor 7.45% 7/16/31		9,269,000	11,869,501
Gates Global 144A 6.00% 7/15/22 #		2,688,000	2,399,040
Lear 5.25% 1/15/25		5,105,000	5,092,237
Meritor 6.75% 6/15/21		2,195,000	2,266,337
Schaeffler Finance 144A 4.75% 5/15/23 #		1,000,000	982,500
			38,469,715
Banking – 6.11%
Akbank 144A 4.00% 1/24/20 #		3,640,000	3,554,460
ANZ New Zealand International 144A 2.60% 9/23/19 #		1,300,000	1,313,122
Australia & New Zealand Banking Group 4.75% 5/13/27 ●	AUD	1,200,000	886,779
Banco Bilbao Vizcaya Argentaria Colombia 144A
4.875% 4/21/25 #*		5,300,000	5,297,350
Bank of America
3.875% 8/1/25		3,630,000	3,672,195
3.95% 4/21/25		14,995,000	14,571,181
BBVA Bancomer
144A 6.50% 3/10/21 #		7,925,000	8,796,750
144A 7.25% 4/22/20 #		935,000	1,050,005
City National 5.25% 9/15/20		5,680,000	6,446,164
Compass Bank 3.875% 4/10/25		5,505,000	5,229,491

18       NQ-189 [7/15] 9/15 (15122)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	8,100,000	$1,032,879
4.25% 1/13/22	AUD	1,469,000	1,099,805
4.375% 8/4/25		3,520,000	3,543,352
4.625% 12/1/23		6,315,000	6,542,656
Credit Suisse 144A 6.50% 8/8/23 #		9,325,000	10,327,437
Credit Suisse Group 144A 7.50% 12/29/49 #●		1,255,000	1,339,085
Credit Suisse Group Funding Guernsey 144A
3.75% 3/26/25 #		4,525,000	4,418,545
Export-Import Bank of China 144A 2.50% 7/31/19 #		5,370,000	5,427,668
Export-Import Bank of Korea
144A 2.711% 12/5/19 #	CAD	790,000	632,054
144A 3.00% 5/22/18 #	NOK	1,400,000	177,246
Fifth Third Bancorp 2.875% 7/27/20		2,295,000	2,304,896
Finnvera 144A 2.375% 6/4/25 #		8,215,000	8,068,806
Goldman Sachs Group
3.43% 8/21/19 ●	AUD	2,390,000	1,757,912
3.55% 2/12/21	CAD	1,500,000	1,214,596
5.20% 12/17/19 *	NZD	5,549,000	3,831,160
5.375% 12/29/49 ●		12,325,000	12,266,456
ING Groep
6.00% 12/29/49 *●		2,045,000	2,061,616
6.50% 12/29/49 ●		6,840,000	6,745,950
Itau Unibanco Holding 144A 2.85% 5/26/18 #		5,185,000	5,125,373
JPMorgan Chase
0.924% 1/28/19 ●		2,985,000	2,978,976
1.50% 1/27/25	EUR	6,198,000	6,654,494
3.50% 12/18/26	GBP	986,000	1,600,234
3.90% 7/15/25		8,430,000	8,603,177
4.125% 12/15/26		4,715,000	4,696,159
4.25% 11/2/18	NZD	5,735,000	3,846,777
6.75% 1/29/49 ●		1,455,000	1,543,209
KeyBank 6.95% 2/1/28		17,740,000	22,929,713
Lloyds Banking Group
4.50% 11/4/24		5,205,000	5,264,743
7.50% 4/30/49 ●		6,500,000	6,792,500
Morgan Stanley
1.143% 1/24/19 ●		3,119,000	3,121,239
2.80% 6/16/20		9,655,000	9,714,311
3.125% 8/5/21	CAD	999,000	789,425
4.00% 7/23/25		4,725,000	4,823,512
4.35% 9/8/26		16,020,000	16,025,559

NQ-189 [7/15] 9/15 (15122)       19

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
5.00% 9/30/21	AUD	1,489,000	$1,160,162
MUFG Americas Holdings
2.25% 2/10/20		3,895,000	3,873,114
3.00% 2/10/25		9,295,000	8,853,859
Nordea Bank 144A 6.125% 12/29/49 #●		3,855,000	3,850,181
PNC Bank
1.85% 7/20/18		4,630,000	4,639,885
2.30% 6/1/20		8,920,000	8,861,940
2.60% 7/21/20		4,635,000	4,669,929
3.30% 10/30/24		5,290,000	5,290,000
Santander UK 144A 5.00% 11/7/23 #		6,830,000	7,092,887
Trade & Development Bank of Mongolia 144A
9.375% 5/19/20 #		3,300,000	3,394,050
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #		6,858,000	6,979,729
USB Capital IX 3.50% 10/29/49 ●		27,182,000	22,425,150
Wells Fargo
3.50% 9/12/29	GBP	1,700,000	2,699,206
4.30% 7/22/27		8,180,000	8,336,753
4.75% 8/27/24	AUD	2,090,000	1,610,281
5.875% 12/29/49 ●		2,380,000	2,439,500
Woori Bank
144A 2.875% 10/2/18 #		7,180,000	7,341,004
144A 4.75% 4/30/24 #*		4,300,000	4,491,496
Zions Bancorporation 4.50% 6/13/23		5,380,000	5,547,673
			341,675,816
Basic Industry – 3.51%
ArcelorMittal 10.60% 6/1/19		12,195,000	14,603,513
CF Industries
6.875% 5/1/18		18,389,000	20,626,904
7.125% 5/1/20		2,841,000	3,375,418
Chemours
144A 6.625% 5/15/23 #*		648,000	571,860
144A 7.00% 5/15/25 #		8,113,000	7,136,925
Consolidated Energy Finance 144A 6.75% 10/15/19 #		3,314,000	3,363,776
Dow Chemical 8.55% 5/15/19		33,171,000	40,368,410
Georgia-Pacific 8.00% 1/15/24		16,386,000	21,223,065
Gerdau Holdings 144A 7.00% 1/20/20 #		2,400,000	2,538,000
Gerdau Trade 144A 5.75% 1/30/21 #*		2,830,000	2,810,190
Grace (W.R.) 144A 5.125% 10/1/21 #		740,000	749,250
HD Supply 7.50% 7/15/20		2,684,000	2,878,590
International Paper 5.00% 9/15/35		3,630,000	3,580,019

20       NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
LSB Industries 7.75% 8/1/19	813,000	$859,747
Lundin Mining 144A 7.50% 11/1/20 #	2,945,000	2,996,537
Methanex 4.25% 12/1/24 *	7,185,000	7,147,272
Mexichem 144A 5.875% 9/17/44 #	1,700,000	1,595,875
MMC Norilsk Nickel 144A 5.55% 10/28/20 #	2,706,000	2,717,501
New Gold 144A 6.25% 11/15/22 #	371,000	332,045
NOVA Chemicals 144A 5.00% 5/1/25 #	10,821,000	10,739,843
Novelis 8.75% 12/15/20	2,825,000	2,994,500
OCP
144A 4.50% 10/22/25 #	6,690,000	6,447,487
144A 6.875% 4/25/44 #	3,925,000	4,135,459
Phosagro 144A 4.204% 2/13/18 #	6,387,000	6,299,179
PolyOne 5.25% 3/15/23	2,470,000	2,463,825
PPG Industries 2.30% 11/15/19	4,430,000	4,418,633
Rockwood Specialties Group 4.625% 10/15/20	3,975,000	4,146,303
Ryerson
9.00% 10/15/17	3,916,000	3,876,840
11.25% 10/15/18 *	1,060,000	1,049,400
Tronox Finance
6.375% 8/15/20	1,686,000	1,390,950
144A 7.50% 3/15/22 #	2,366,000	1,946,035
Weyerhaeuser 4.625% 9/15/23	6,595,000	7,053,049
		196,436,400
Brokerage – 0.50%
Jefferies Group
5.125% 1/20/23	6,500,000	6,641,193
6.45% 6/8/27	3,815,000	4,202,772
6.50% 1/20/43	2,455,000	2,466,499
Lazard Group 3.75% 2/13/25	15,330,000	14,768,309
		28,078,773
Capital Goods – 0.80%
Ball 5.25% 7/1/25	5,320,000	5,356,176
BWAY Holding 144A 9.125% 8/15/21 #	3,890,000	3,987,250
Cemex Finance 144A 9.375% 10/12/22 #	4,635,000	5,207,191
Cemex Sab De CV
144A 6.50% 12/10/19 #	3,405,000	3,552,947
144A 7.25% 1/15/21 #	2,375,000	2,535,313
Embraer Netherlands Finance 5.05% 6/15/25	5,910,000	5,791,800
Fortune Brands Home & Security 3.00% 6/15/20	3,100,000	3,111,919
Masco 4.45% 4/1/25	3,460,000	3,477,300
Milacron 144A 7.75% 2/15/21 #	1,730,000	1,794,875
Plastipak Holdings 144A 6.50% 10/1/21 #	3,869,000	3,907,690

NQ-189 [7/15] 9/15 (15122)       21

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Union Andina de Cementos 144A 5.875% 10/30/21 #		6,045,000	$6,196,125
			44,918,586
Communications – 7.96%
Altice
144A 7.625% 2/15/25 #		1,100,000	1,080,750
144A 7.75% 5/15/22 #		3,110,000	3,141,100
Altice Financing 144A 6.625% 2/15/23 #		10,435,000	10,774,137
Altice US Finance I 144A 5.375% 7/15/23 #		3,025,000	3,047,687
America Movil 5.00% 3/30/20		10,870,000	12,028,199
American Tower Trust I 144A 3.07% 3/15/23 #		10,235,000	10,116,172
AT&T
3.40% 5/15/25		14,795,000	14,162,085
4.50% 5/15/35		6,390,000	5,931,224
4.75% 5/15/46		8,785,000	8,134,058
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,690,835
Bharti Airtel 144A 4.375% 6/10/25 #*		7,420,000	7,512,520
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #		4,185,000	4,540,809
CBS 4.00% 1/15/26		7,620,000	7,544,562
CC Holdings GS V 3.849% 4/15/23		4,980,000	4,947,222
CCO Holdings
144A 5.125% 5/1/23 #		2,785,000	2,764,113
5.25% 9/30/22		4,068,000	4,129,020
CCO Safari II
144A 3.579% 7/23/20 #		3,480,000	3,493,388
144A 4.908% 7/23/25 #		10,896,000	10,937,198
CenturyLink
5.80% 3/15/22		12,355,000	12,046,125
6.75% 12/1/23		3,240,000	3,260,250
Cequel Communications Holdings I 144A
6.375% 9/15/20 #		3,245,000	3,281,506
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #		4,885,000	4,875,230
Columbus International 144A 7.375% 3/30/21 #		7,135,000	7,607,694
Crown Castle Towers 144A 4.883% 8/15/20 #		25,785,000	27,781,636
CSC Holdings 5.25% 6/1/24		12,493,000	11,602,874
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	1,270,000	2,430,140
Digicel Group 144A 8.25% 9/30/20 #		10,934,000	10,851,995
DISH DBS 5.00% 3/15/23		4,995,000	4,689,056
Equinix 5.375% 4/1/23		8,550,000	8,677,395
Gray Television 7.50% 10/1/20		4,780,000	5,078,750
Grupo Televisa 5.00% 5/13/45		3,320,000	3,174,518
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,590,803

22     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Hughes Satellite Systems 7.625% 6/15/21		2,419,000	$2,685,090
Intelsat Luxembourg
7.75% 6/1/21		2,665,000	2,128,669
8.125% 6/1/23 *		13,805,000	11,044,000
Level 3 Financing 144A 5.375% 5/1/25 #		4,200,000	4,095,000
MDC Partners 144A 6.75% 4/1/20 #		390,000	387,563
Millicom International Cellular
144A 6.00% 3/15/25 #*		4,635,000	4,600,237
144A 6.625% 10/15/21 #*		4,645,000	4,854,025
MTN Mauritius Investments 144A 4.755% 11/11/24 #		2,595,000	2,636,800
MTS International Funding
144A 5.00% 5/30/23 #		1,175,000	1,069,250
144A 8.625% 6/22/20 #		4,300,000	4,692,977
Myriad International Holdings 144A 5.50% 7/21/25 #		3,285,000	3,344,130
Nielsen Finance 144A 5.00% 4/15/22 #		4,005,000	3,984,975
Numericable-SFR 144A 6.00% 5/15/22 #		5,935,000	6,053,700
Oi 144A 5.75% 2/10/22 #*		4,818,000	3,840,910
Sable International Finance 144A 6.875% 8/1/22 #		1,800,000	1,775,592
SBA Tower Trust
144A 2.24% 4/16/18 #		7,270,000	7,227,325
144A 2.898% 10/15/19 #		405,000	405,603
Scripps Networks Interactive 3.95% 6/15/25		3,560,000	3,505,244
SES 144A 3.60% 4/4/23 #		9,881,000	10,065,370
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #		12,445,000	12,538,561
Sirius XM Radio
144A 5.375% 4/15/25 #		5,327,000	5,327,000
144A 6.00% 7/15/24 #		2,065,000	2,157,925
Sky 144A 3.75% 9/16/24 #		6,695,000	6,494,083
Sprint
7.125% 6/15/24		12,210,000	11,202,675
7.25% 9/15/21		3,021,000	2,896,384
7.625% 2/15/25		3,975,000	3,696,750
Telemar Norte Leste 144A 5.50% 10/23/20 #		4,160,000	3,598,400
Time Warner 3.60% 7/15/25		16,705,000	16,183,119
Time Warner Cable 5.50% 9/1/41		3,205,000	2,946,658
T-Mobile USA
6.125% 1/15/22		2,765,000	2,896,337
6.836% 4/28/23		3,795,000	4,070,137
Tribune Media 144A 5.875% 7/15/22 #		4,765,000	4,931,775
UPCB Finance IV 144A 5.375% 1/15/25 #		6,949,000	6,757,903
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,230,402

NQ-189 [7/15] 9/15 (15122)     23

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
4.40% 11/1/34		4,370,000	$4,109,570
4.862% 8/21/46		12,640,000	11,996,498
Vimpel Communications 144A 7.748% 2/2/21 #		6,577,000	6,849,288
Virgin Media Finance 144A 6.375% 4/15/23 #		2,755,000	2,889,306
Virgin Media Secured Finance 144A 5.25% 1/15/26 #		6,290,000	6,085,575
VTR Finance 144A 6.875% 1/15/24 #		11,655,000	11,888,100
Wind Acquisition Finance 144A 7.375% 4/23/21 #		3,435,000	3,649,687
Windstream Services
7.50% 4/1/23 *		895,000	733,900
7.75% 10/1/21		1,329,000	1,129,650
WPP Finance 2010 5.625% 11/15/43 *		4,360,000	4,669,778
			445,248,972
Consumer Cyclical – 3.06%
CDK Global 4.50% 10/15/24		5,955,000	5,946,496
Cencosud 144A 5.15% 2/12/25 #*		7,800,000	7,853,843
CVS Health 3.875% 7/20/25		11,730,000	11,956,154
Daimler 2.75% 12/10/18	NOK	14,510,000	1,862,421
Daimler Finance North America 144A 3.50% 8/3/25 #		8,385,000	8,401,527
Ford Motor Credit
2.24% 6/15/18		8,500,000	8,496,685
5.875% 8/2/21		205,000	231,358
General Motors Financial
3.20% 7/13/20		265,000	262,249
3.45% 4/10/22		6,905,000	6,662,351
4.00% 1/15/25		6,570,000	6,330,898
4.30% 7/13/25		610,000	603,195
4.375% 9/25/21		4,515,000	4,633,862
Harman International Industries 4.15% 5/15/25		6,650,000	6,624,743
Hyundai Capital America
144A 2.125% 10/2/17 #		6,005,000	6,041,661
144A 2.55% 2/6/19 #		275,000	277,578
INVISTA Finance 144A 4.25% 10/15/19 #		6,085,000	5,993,725
Kohl’s 4.25% 7/17/25		6,105,000	6,117,503
Magna International 3.625% 6/15/24		8,640,000	8,490,286
Nemak 144A 5.50% 2/28/23 #		7,940,000	8,178,200
Netflix 144A 5.875% 2/15/25 #		16,525,000	17,433,875
QVC
4.375% 3/15/23		11,305,000	11,128,359
5.45% 8/15/34		7,710,000	7,121,742
Sally Holdings 5.75% 6/1/22		1,821,000	1,907,497
Signet UK Finance 4.70% 6/15/24		8,010,000	8,198,155

24     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Starbucks 2.70% 6/15/22		3,545,000	$3,551,856
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		4,250,000	4,143,121
4.50% 10/1/34		1,035,000	950,946
Toyota Credit Canada 2.05% 5/20/20	CAD	1,500,000	1,163,928
Toyota Finance Australia
2.25% 8/31/16	NOK	1,710,000	211,250
3.04% 12/20/16	NZD	2,810,000	1,839,184
Toyota Motor Credit 2.80% 7/13/22		2,820,000	2,822,070
Tupy Overseas 144A 6.625% 7/17/24 #		3,430,000	3,309,950
Volkswagen International Finance 0.875% 1/16/23	EUR	1,212,000	1,308,086
Volvo Treasury 1.032% 3/1/17 ●	SEK	10,400,000	1,219,936
			171,274,690
Consumer Non-Cyclical – 2.36%
Actavis Funding 3.80% 3/15/25		7,870,000	7,687,463
Amgen 4.00% 9/13/29	GBP	1,271,000	2,054,431
Baxalta 144A 4.00% 6/23/25 #		4,395,000	4,360,860
Becton Dickinson 6.375% 8/1/19		18,375,000	21,038,475
Boston Scientific 6.00% 1/15/20		12,055,000	13,611,337
BRF 144A 3.95% 5/22/23 #		4,145,000	3,854,850
EMD Finance
144A 2.95% 3/19/22 #		4,135,000	4,058,068
144A 3.25% 3/19/25 #		4,270,000	4,133,428
ENA Norte Trust 144A 4.95% 4/25/23 #		4,133,983	4,309,677
Imperial Tobacco Finance
144A 3.75% 7/21/22 #		4,560,000	4,541,035
144A 4.25% 7/21/25 #		2,275,000	2,276,768
JB 144A 3.75% 5/13/25 #		4,145,000	4,064,255
JBS Investments 144A 7.75% 10/28/20 #		9,020,000	9,786,700
JBS USA 144A 5.75% 6/15/25 #		3,058,000	3,037,955
Perrigo 4.00% 11/15/23		7,125,000	7,238,345
Perrigo Finance 3.50% 12/15/21		2,085,000	2,082,446
Prestige Brands 144A 5.375% 12/15/21 #*		4,309,000	4,373,635
Reynolds American 2.30% 6/12/18		5,435,000	5,487,013
Spectrum Brands 6.375% 11/15/20		4,575,000	4,895,250
Zimmer Biomet Holdings
3.15% 4/1/22		2,340,000	2,280,962
4.625% 11/30/19		15,621,000	17,036,872
			132,209,825
Electric – 5.09%
AES 5.50% 4/15/25		11,011,000	10,598,087

NQ-189 [7/15] 9/15 (15122)     25

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
AES Gener
144A 5.00% 7/14/25 #*		1,220,000	$1,246,947
144A 5.25% 8/15/21 #		3,880,000	4,158,367
144A 8.375% 12/18/73 #*●		4,207,000	4,617,183
Ameren Illinois 9.75% 11/15/18		16,210,000	20,243,615
American Transmission Systems 144A 5.25% 1/15/22 #		20,040,000	22,118,970
CMS Energy 6.25% 2/1/20		7,715,000	8,893,027
ComEd Financing III 6.35% 3/15/33		8,849,000	9,276,017
Comision Federal de Electricidad 144A 4.875% 1/15/24 #		2,955,000	3,084,281
Dominion Resources 1.90% 6/15/18		18,790,000	18,831,206
DTE Energy 144A 3.30% 6/15/22 #		5,955,000	6,024,965
Duquesne Light Holdings 5.50% 8/15/15		3,168,000	3,171,843
E.CL 144A 5.625% 1/15/21 #		3,808,000	4,171,032
Electricite de France
144A 4.60% 1/27/20 #		2,485,000	2,739,998
144A 5.25% 1/29/49 #●		8,600,000	8,847,250
Enel 144A 8.75% 9/24/73 #●		8,765,000	10,307,640
Entergy 4.00% 7/15/22		550,000	561,309
Entergy Arkansas 3.70% 6/1/24		1,420,000	1,485,336
Entergy Louisiana 4.05% 9/1/23		14,030,000	14,861,277
Exelon 3.95% 6/15/25		1,605,000	1,630,006
Great Plains Energy 4.85% 6/1/21		4,635,000	5,105,202
Integrys Energy Group 6.11% 12/1/66 ●		10,010,000	8,811,423
IPALCO Enterprises 5.00% 5/1/18		5,770,000	6,076,531
LG&E and KU Energy 4.375% 10/1/21		15,345,000	16,610,364
National Rural Utilities Cooperative Finance
4.75% 4/30/43 ●		9,740,000	9,730,260
NV Energy 6.25% 11/15/20		10,391,000	12,075,973
Pennsylvania Electric 5.20% 4/1/20		9,338,000	10,257,737
Public Service of Oklahoma 5.15% 12/1/19		13,585,000	15,118,190
Puget Energy 6.00% 9/1/21		4,685,000	5,402,063
SCANA 4.125% 2/1/22		7,385,000	7,464,714
Southern 2.75% 6/15/20		22,190,000	22,415,206
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #		2,905,000	2,910,098
WEC Energy Group
2.45% 6/15/20		1,870,000	1,877,237
3.55% 6/15/25		2,555,000	2,563,595
Xcel Energy 3.30% 6/1/25		1,145,000	1,129,808
			284,416,757
Energy – 5.46%
AmeriGas Finance 7.00% 5/20/22		2,724,000	2,910,866
BHP Billiton Finance 3.25% 9/25/24	GBP	812,000	1,278,675

26     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Bristow Group 6.25% 10/15/22	2,200,000	$2,090,000
California Resources
5.00% 1/15/20 *	3,765,000	3,247,313
5.50% 9/15/21 *	1,513,000	1,255,790
Chaparral Energy 7.625% 11/15/22	769,000	453,710
Chesapeake Energy
4.875% 4/15/22 *	2,432,000	1,969,920
5.75% 3/15/23 *	7,438,000	6,322,300
CNOOC Finance 2012 144A 3.875% 5/2/22 #	4,955,000	5,045,136
CNOOC Finance 2015 Australia 2.625% 5/5/20	2,800,000	2,761,464
CNOOC Finance 2015 USA 3.50% 5/5/25	3,380,000	3,272,516
Columbia Pipeline Group
144A 2.45% 6/1/18 #	1,875,000	1,888,346
144A 3.30% 6/1/20 #	2,605,000	2,620,078
144A 4.50% 6/1/25 #	2,650,000	2,641,822
Continental Resources 4.50% 4/15/23	10,990,000	10,221,458
Ecopetrol 5.375% 6/26/26	9,465,000	9,195,247
Enbridge Energy Partners 8.05% 10/1/37 ●	16,755,000	17,199,007
Energy Transfer Equity
5.50% 6/1/27	455,000	448,175
5.875% 1/15/24	1,381,000	1,412,073
Energy Transfer Partners
4.75% 1/15/26	1,935,000	1,895,228
9.70% 3/15/19	8,043,000	9,777,650
EnLink Midstream Partners 4.15% 6/1/25	5,025,000	4,752,283
Ensco 4.70% 3/15/21	6,750,000	6,641,285
Enterprise Products Operating
7.034% 1/15/68 ●	20,274,000	21,743,865
8.375% 8/1/66 ●	1,492,000	1,525,570
Exterran Partners 6.00% 4/1/21	1,243,000	1,140,453
KazMunayGas National 144A 6.375% 4/9/21 #	2,245,000	2,340,413
Kinder Morgan 144A 5.00% 2/15/21 #	3,505,000	3,667,369
Kinder Morgan Energy Partners 9.00% 2/1/19	15,407,000	18,372,986
Laredo Petroleum 7.375% 5/1/22 *	3,524,000	3,603,290
Lukoil International Finance 144A 3.416% 4/24/18 #	3,560,000	3,432,139
Marathon Oil 3.85% 6/1/25	8,970,000	8,720,311
MarkWest Energy Partners 4.875% 12/1/24	4,823,000	4,726,540
Murphy Oil USA 6.00% 8/15/23	4,319,000	4,502,557
Newfield Exploration
5.375% 1/1/26	4,215,000	4,067,475
5.625% 7/1/24	6,120,000	6,028,200
Noble Energy 5.05% 11/15/44	4,480,000	4,203,768

NQ-189 [7/15] 9/15 (15122)     27

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Noble Holding International 4.00% 3/16/18	1,615,000	$1,613,519
Oasis Petroleum 6.875% 3/15/22 *	3,353,000	3,101,525
ONGC Videsh 3.25% 7/15/19	4,900,000	4,939,249
PDC Energy 7.75% 10/15/22	1,386,000	1,436,243
Petrobras Global Finance
3.00% 1/15/19	3,010,000	2,739,100
4.875% 3/17/20	4,754,000	4,428,874
6.25% 3/17/24 *	2,350,000	2,205,240
Petroleos Mexicanos
144A 4.25% 1/15/25 #	2,030,000	1,982,295
6.50% 6/2/41	3,250,000	3,413,150
Petronas Global Sukuk 144A 2.707% 3/18/20 #	2,445,000	2,434,149
Plains All American Pipeline 8.75% 5/1/19	13,279,000	16,179,439
Pride International 6.875% 8/15/20	8,995,000	10,089,188
Regency Energy Partners 5.875% 3/1/22	7,470,000	7,922,323
Talisman Energy
3.75% 2/1/21	2,000,000	1,964,742
5.50% 5/15/42	8,415,000	7,583,514
TransCanada PipeLines 3.75% 10/16/23	1,000,000	1,013,158
Valero Energy 4.90% 3/15/45	3,215,000	3,044,480
Weatherford International 4.50% 4/15/22	2,996,000	2,723,448
Western Gas Partners 3.95% 6/1/25	3,445,000	3,301,102
Williams Partners
4.00% 9/15/25	1,010,000	939,933
7.25% 2/1/17	12,393,000	13,338,016
Woodside Finance
144A 3.65% 3/5/25 #	335,000	324,089
144A 8.75% 3/1/19 #	10,841,000	12,977,609
YPF
7.774% 8/15/18 ●	1,147,059	1,164,265
144A 8.75% 4/4/24 #*	5,635,000	5,576,959
144A 8.875% 12/19/18 #	1,620,000	1,688,850
		305,499,737
Finance Companies – 0.74%
AerCap Ireland Capital 4.625% 7/1/22	3,595,000	3,666,900
Affiliated Managers Group 3.50% 8/1/25	5,290,000	5,117,006
Aviation Capital Group 144A 6.75% 4/6/21 #	4,655,000	5,302,497
Corp Financiera de Desarrollo
144A 4.75% 7/15/25 #	2,205,000	2,238,075
144A 5.25% 7/15/29 #●	2,200,000	2,215,840
General Electric Capital
144A 3.80% 6/18/19 #	6,510,000	6,895,874

28     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
General Electric Capital
4.25% 1/17/18	NZD	1,010,000	$680,146
7.125% 12/29/49 ●		9,245,000	10,701,087
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #		4,575,000	4,589,160
			41,406,585
Healthcare – 1.54%
Community Health Systems 6.875% 2/1/22		14,463,000	15,511,567
DaVita HealthCare Partners 5.00% 5/1/25		14,388,000	14,262,105
HCA 5.375% 2/1/25		11,524,000	11,812,100
HealthSouth
5.125% 3/15/23		1,480,000	1,485,550
5.75% 11/1/24		1,117,000	1,132,359
IASIS Healthcare 8.375% 5/15/19		6,115,000	6,382,531
Immucor 11.125% 8/15/19		7,597,000	8,014,835
Kinetic Concepts 10.50% 11/1/18		2,579,000	2,749,859
Mallinckrodt International Finance
144A 4.875% 4/15/20 #		2,630,000	2,716,527
144A 5.50% 4/15/25 #		8,816,000	8,915,180
Omnicare 5.00% 12/1/24		1,393,000	1,483,545
Tenet Healthcare 6.00% 10/1/20		5,524,000	6,021,160
Valeant Pharmaceuticals International 144A
5.875% 5/15/23 #		5,644,000	5,883,306
			86,370,624
Insurance – 1.60%
American International Group 3.75% 7/10/25		4,685,000	4,694,314
Five Corners Funding Trust 144A 4.419% 11/15/23 #		2,845,000	2,969,480
Highmark
144A 4.75% 5/15/21 #		5,340,000	5,508,242
144A 6.125% 5/15/41 #		2,000,000	2,017,298
HUB International 144A 7.875% 10/1/21 #		2,867,000	2,935,091
MetLife 6.40% 12/15/36		40,000	44,482
MetLife Capital Trust X 144A 9.25% 4/8/38 #		11,520,000	16,154,496
Prudential Financial
4.50% 11/15/20		3,385,000	3,706,802
5.375% 5/15/45 ●		4,135,000	4,088,481
5.625% 6/15/43 ●		4,620,000	4,809,651
5.875% 9/15/42 ●		4,100,000	4,356,250
TIAA Asset Management Finance
144A 2.95% 11/1/19 #		4,670,000	4,723,051
144A 4.125% 11/1/24 #		9,485,000	9,679,537
UnitedHealth Group 3.75% 7/15/25		6,365,000	6,494,674
USI 144A 7.75% 1/15/21 #		879,000	889,987

NQ-189 [7/15] 9/15 (15122)     29

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Voya Financial 5.65% 5/15/53 ●	5,340,000	$5,482,044
XLIT
4.45% 3/31/25	8,276,000	8,250,924
6.50% 10/29/49 ●	2,969,000	2,523,650
		89,328,454
Real Estate – 1.42%
AvalonBay Communities
3.45% 6/1/25	4,755,000	4,736,070
3.50% 11/15/24	4,030,000	4,020,449
CBL & Associates
4.60% 10/15/24	6,270,000	6,244,813
5.25% 12/1/23	1,050,000	1,089,953
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,061,023
5.25% 2/15/24	5,315,000	5,492,271
DDR
7.50% 4/1/17	4,950,000	5,404,202
7.875% 9/1/20	7,224,000	8,815,570
Education Realty Operating Partnership 4.60% 12/1/24	5,440,000	5,498,926
Excel Trust 4.625% 5/15/24	3,230,000	3,099,463
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	4,921,298
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	4,128,097
4.75% 3/1/23	6,655,000	7,021,804
Regency Centers 5.875% 6/15/17	2,032,000	2,190,262
Trust F/1401 144A 5.25% 12/15/24 #*	2,700,000	2,840,940
Ventas Realty 4.125% 1/15/26	2,940,000	2,951,416
WP Carey 4.60% 4/1/24	4,645,000	4,703,662
		79,220,219
Services – 1.10%
AECOM
144A 5.75% 10/15/22 #	3,346,000	3,404,555
144A 5.875% 10/15/24 #	10,297,000	10,477,197
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #*	4,975,000	4,667,724
Caesars Growth Properties Holdings 9.375% 5/1/22 *	1,851,000	1,443,780
Corrections of America 4.625% 5/1/23	3,851,000	3,822,117
DigitalGlobe 144A 5.25% 2/1/21 #	10,329,000	9,967,485
GEO Group
5.125% 4/1/23	1,690,000	1,706,900
5.875% 10/15/24	1,645,000	1,710,800
Mattamy Group 144A 6.50% 11/15/20 #*	491,000	478,725
MGM Resorts International 6.00% 3/15/23 *	9,376,000	9,563,520

30     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America
5.50% 7/15/25	7,278,000	$6,986,880
5.75% 11/15/24	170,000	167,025
Wynn Las Vegas 144A 5.50% 3/1/25 #	7,085,000	6,845,881
		61,242,589
Technology – 2.40%
Apple 3.45% 2/9/45	290,000	249,297
Baidu 2.75% 6/9/19	2,550,000	2,553,004
Cisco Systems
1.65% 6/15/18	6,455,000	6,484,202
2.45% 6/15/20	2,920,000	2,949,346
3.50% 6/15/25	1,820,000	1,851,289
First Data
11.25% 1/15/21	4,807,000	5,347,787
11.75% 8/15/21	3,624,000	4,122,300
Flextronics International 144A 4.75% 6/15/25 #	6,245,000	6,112,294
Intel 3.70% 7/29/25	3,480,000	3,517,226
Jabil Circuit 7.75% 7/15/16	1,178,000	1,235,722
Micron Technology
144A 5.25% 8/1/23 #	7,815,000	7,541,475
5.50% 2/1/25	4,297,000	4,173,461
144A 5.625% 1/15/26 #	3,132,000	3,006,720
Molex Electronic Technologies
144A 2.878% 4/15/20 #	6,285,000	6,214,344
144A 3.90% 4/15/25 #	4,805,000	4,680,397
Motorola Solutions 4.00% 9/1/24	7,565,000	7,407,845
Oracle
2.50% 5/15/22	2,655,000	2,582,487
2.95% 5/15/25	8,655,000	8,348,587
3.25% 5/15/30	5,440,000	5,054,696
4.125% 5/15/45	9,055,000	8,572,405
4.30% 7/8/34	2,960,000	2,972,929
QUALCOMM
3.00% 5/20/22	4,560,000	4,438,709
3.45% 5/20/25	4,250,000	4,029,531
Samsung Electronics America 144A 1.75% 4/10/17 #	10,895,000	10,954,726
Seagate HDD Cayman
4.75% 1/1/25	10,380,000	10,296,327
144A 4.875% 6/1/27 #	1,770,000	1,706,441
Tencent Holdings 144A 3.375% 5/2/19 #	7,420,000	7,599,772
		134,003,319

NQ-189 [7/15] 9/15 (15122)     31

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation – 0.57%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 # ⧫		3,290,000	$3,191,958
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫		2,659,695	2,642,939
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫		2,345,000	2,280,513
Brambles USA 144A 5.35% 4/1/20 #		6,810,000	7,527,699
DP World 144A 6.85% 7/2/37 #		310,000	344,875
HPHT Finance 15 144A 2.875% 3/17/20 #		2,020,000	2,012,352
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN	60,960,000	3,733,756
Trinity Industries 4.55% 10/1/24		5,800,000	5,683,432
United Airlines 2014-1 Class A Pass Through Trust 4.00%
4/11/26 * ⧫		2,290,000	2,307,175
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫		2,080,000	2,064,400
			31,789,099
Utilities – 0.61%
Calpine
5.375% 1/15/23		5,750,000	5,649,375
5.50% 2/1/24		913,000	890,175
Dynegy
5.875% 6/1/23		3,125,000	3,007,813
144A 6.75% 11/1/19 #		615,000	638,063
144A 7.375% 11/1/22 #		1,051,000	1,092,515
144A 7.625% 11/1/24 #		5,083,000	5,273,613
Eskom Holdings 144A 7.125% 2/11/25 #*		1,720,000	1,741,672
Lamar Funding 144A 3.958% 5/7/25 #		6,100,000	5,924,625
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #		5,890,000	6,251,057
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #		3,430,000	3,494,601
			33,963,509
Total Corporate Bonds (cost $2,556,405,266)			2,545,553,669

Municipal Bonds – 1.27%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/40		3,240,000	3,658,381
California State Various Purpose
5.00% 3/1/45		5,630,000	6,381,042
Chicago, Illinois
(Taxable Build America Bond) Series B 7.75% 1/1/42		7,480,000	7,391,212

32     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Golden State, California Tobacco Securitization Settlement
Revenue
(Asset-Backed)
Series A 5.00% 6/1/40	9,695,000	$10,759,317
Series A 5.00% 6/1/45	3,060,000	3,374,660
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	3,170,000	2,478,718
Series A-1 5.75% 6/1/47	3,500,000	2,995,475
Maryland State Local Facilities 2nd Loan
Series A 5.00% 8/1/21	3,960,000	4,733,665
New Jersey Transportation Trust Fund
(Transportation Program) Series AA 5.00% 6/15/44	4,080,000	4,162,253
New York City, New York
Series I 5.00% 8/1/22	2,680,000	3,184,456
New York City, New York Water & Sewer System
Series EE 5.00% 6/15/45	4,800,000	5,377,920
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	3,145,000	3,573,852
Oregon State Taxable Pension
5.892% 6/1/27	305,000	367,296
Texas Private Activity Bond Surface Transportation
Revenue Bond (Senior Lien NTE Mobility Partners
Segments 3)
6.75% 6/30/43 (AMT)	2,795,000	3,398,860
Texas State Transportation Commission
Series A 5.00% 10/1/44	8,175,000	9,293,912
Total Municipal Bonds (cost $70,324,061)		71,131,019

Non-Agency Asset-Backed Securities – 3.60%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	126,169	133,277
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	7,602,000	7,607,139
Series 2014-4 A2 1.43% 6/17/19	8,000,000	8,013,688
American Express Credit Account Master Trust
Series 2013-2 A 0.607% 5/17/21 ●	3,480,000	3,487,646
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.427% 5/15/20 ●	15,100,000	15,086,455
American Homes 4 Rent Trust
Series 2014-SFR2 A 144A 3.786% 10/17/36 #	2,108,821	2,172,636
Ameriquest Mortgage Securities Asset-Backed Pass
Through Certificates
Series 2003-8 AF4 5.556% 10/25/33 ϕ	59,531	59,849

NQ-189 [7/15] 9/15 (15122)     33

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	4,435,000	$4,546,429
Series 2013-1A A 144A 1.92% 9/20/19 #	6,115,000	6,084,376
Series 2014-1A A 144A 2.46% 7/20/20 #	4,587,000	4,608,256
Bank of America Credit Card Trust
Series 2014-A3 A 0.477% 1/15/20 ●	4,310,000	4,310,961
Series 2015-A1 A 0.517% 6/15/20 ●	15,975,000	15,986,981
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	1,697,860	1,704,172
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.237% 11/15/19 ●	1,700,000	1,694,230
Series 2007-A5 A5 0.227% 7/15/20 ●	6,855,000	6,810,717
Chase Issuance Trust
Series 2014-A5 A5 0.557% 4/15/21 ●	5,000,000	4,996,505
Series 2015-A4 A 1.84% 4/15/22	6,240,000	6,214,223
Citibank Credit Card Issuance Trust
Series 2014-A9 A9 0.435% 11/23/18 ●	12,390,000	12,370,176
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	4,376	4,223
Discover Card Execution Note Trust
Series 2013-A1 A1 0.487% 8/17/20 ●	2,390,000	2,390,117
Series 2014-A1 A1 0.617% 7/15/21 ●	3,690,000	3,693,845
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	2,722,787	2,705,887
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	3,995,000	3,984,457
Ford Credit Auto Owner Trust
Series 2015-2 A 144A 2.44% 1/15/27 #	8,580,000	8,645,963
GE Dealer Floorplan Master Note Trust
Series 2013-1 A 0.588% 4/20/18 ●	7,250,000	7,251,450
Golden Credit Card Trust
Series 2012-5A A 144A 0.79% 9/15/17 #	4,440,000	4,440,977
Series 2014-2A A 144A 0.637% 3/15/21 #●	2,815,000	2,806,040
Series 2015-2A A 144A 2.02% 4/15/22 #	5,140,000	5,101,815
GreatAmerica Leasing Receivables Funding
Series 2013-1 B 144A 1.44% 5/15/18 #	1,045,000	1,042,406
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,505,700	7,405,672
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	351,415	372,314
MMAF Equipment Finance
Series 2014-AA A4 144A 1.59% 2/8/22 #	5,755,000	5,739,766
Penarth Master Issuer
Series 2015-1A A1 144A 0.588% 3/18/19 #●	2,100,000	2,095,676

34     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	4,170,000	$4,167,773
Progress Residential Trust
Series 2015-SFR2 A 144A 2.74% 6/12/32 #	2,880,000	2,854,143
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	3,800,000	3,805,928
Series 2015-2 A 1.60% 4/15/21	6,915,000	6,921,355
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	11,885,000	11,934,180
Wendys Funding
Series 2015-1A A2I 144A 3.371% 6/15/45 #	8,125,000	8,120,491
Total Non-Agency Asset-Backed Securities
(cost $201,675,902)		201,372,194

Non-Agency Collateralized Mortgage Obligations – 1.18%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	438,241	446,329
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	185,594	189,059
Series 2005-3 2A1 5.50% 4/25/20	153,876	158,271
Series 2005-6 7A1 5.50% 7/25/20	606,195	596,857
Banc of America Mortgage Trust
Series 2003-E 2A2 2.821% 6/25/33 ●	75,643	75,942
Series 2004-K 2A1 2.665% 12/25/34 ●	1,341,268	1,326,318
ChaseFlex Trust
Series 2006-1 A4 4.85% 6/25/36 ●	6,119,000	5,269,383
CHL Mortgage Pass Through Trust
Series 2003-21 A1 2.733% 5/25/33 ⧫●	28,398	28,554
Series 2004-HYB2 2A 2.616% 7/20/34 ⧫●	114,599	104,886
Series 2004-HYB5 3A1 2.516% 4/20/35 ⧫●	126,411	112,705
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	647,740	667,382
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 ϕ	5,800,000	5,773,343
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	3,075,877	3,081,303
First Horizon Mortgage Pass Through Trust
Series 2004-5 2A1 6.25% 8/25/17 ⧫	4,779	4,819
Series 2004-7 1A3 5.50% 1/25/35 ⧫	2,043,601	2,121,258
Series 2005-4 1A8 5.50% 8/25/35 ⧫	910,906	918,101
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M2 2.591% 10/25/24 ●	2,455,000	2,476,415
Series 2015-HQ2 M2 2.141% 5/25/25 ●	1,830,000	1,809,918

NQ-189 [7/15] 9/15 (15122)     35

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27 #●	42,068	$43,645
GSR Mortgage Loan Trust
Series 2004-9 4A1 2.807% 8/25/34 ●	562,168	546,665
JPMorgan Mortgage Trust
Series 2005-A8 1A1 5.003% 11/25/35 ●	390,181	369,672
Series 2006-S1 1A1 6.00% 4/25/36	3,553,624	3,666,043
Series 2007-A1 7A4 2.612% 7/25/35 ●	83,723	73,765
Series 2014-2 B1 144A 3.427% 6/25/29 #●	2,285,719	2,302,752
Series 2014-2 B2 144A 3.427% 6/25/29 #●	851,615	844,483
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,487,283
Series 2015-4 B1 144A 3.637% 6/25/45 #●	2,694,000	2,618,863
Series 2015-4 B2 144A 3.637% 6/25/45 #●	1,934,000	1,839,113
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 ●	42,590	42,377
Series 2004-10 2A2 3.022% 10/25/34 ●	58,407	37,357
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.693% 9/25/43 #●	2,623,946	2,611,868
Series 2014-2 A4 144A 3.50% 7/25/44 #●	3,873,683	3,914,841
Series 2015-1 B2 144A 3.898% 1/25/45 #●	2,106,719	2,092,200
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ⧫	2,971,932	3,033,145
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	2,503,414	2,541,729
WaMu Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18 ⧫	131,524	133,238
Washington Mutual Alternative Mortgage Pass Through
Trust Series 2005-1 5A2
6.00% 3/25/35 ⧫	288,112	137,167
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	4,805,330	4,950,393
Series 2006-2 3A1 5.75% 3/25/36	2,097,010	2,139,367
Series 2006-3 A11 5.50% 3/25/36	2,049,727	2,121,455
Series 2006-20 A1 5.50% 12/25/21	658,743	668,894
Series 2006-AR5 2A1 2.713% 4/25/36 ●	1,751,183	1,644,056
Series 2007-14 1A1 6.00% 10/25/37	112,895	115,068
Total Non-Agency Collateralized Mortgage Obligations (cost $62,243,627)		66,136,282

Regional Bonds – 0.28%Δ
Argentina – 0.10%
Provincia de Buenos Aires 144A 9.95% 6/9/21 #*	5,890,000	5,877,602
		5,877,602

36     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

		Principal amount°	Value (U.S. $)
Regional BondsΔ (continued)
Australia – 0.10%
New South Wales Treasury 4.00% 5/20/26	AUD	3,981,200	$3,142,619
Queensland Treasury 144A 4.75% 7/21/25 #	AUD	2,982,000	2,459,070
			5,601,689
Canada – 0.08%
Province of Ontario Canada 3.45% 6/2/45	CAD	2,594,000	2,154,456
Province of Quebec Canada 6.00% 10/1/29	CAD	1,985,000	2,111,851
			4,266,307
Total Regional Bonds (cost $16,679,597)			15,745,598

Senior Secured Loans – 11.49%«
21st Century Oncology Tranche B 1st Lien 6.50% 4/28/22		5,080,000	4,895,850
Accudyne Industries (Hamilton Sundstrand Industrial) 1st
Lien 4.00% 12/13/19		5,810,000	5,612,460
Air Medical Group Holdings Tranche B 1st Lien
4.50% 4/28/22		11,320,000	11,275,195
Albertson’s Holdings Tranche B4 1st Lien 5.50% 8/25/21		9,630,863	9,682,850
Albertsons Tranche B 1st Lien 5.375% 3/21/19		2,453,662	2,467,464
Altice Financing Tranche B 1st Lien 5.25% 2/4/22		6,880,000	6,955,969
Amaya Gaming 1st Lien 5.00% 8/1/21		4,783,850	4,786,094
American Tire Distributors 1st Lien 5.25% 9/26/21		3,256,838	3,289,406
Apollo Security Services Borrower 1st Lien 5.00% 7/1/21		7,920,000	7,959,600
Apollo Security Services Borrower 2nd Lien 9.75% 7/1/22		6,605,000	6,555,463
Applied Systems 1st Lien 4.25% 1/23/21		2,600,276	2,610,027
Applied Systems 2nd Lien 7.50% 1/23/22		7,495,662	7,534,699
Asurion Term Loan 2nd Lien 8.50% 3/3/21		1,245,000	1,254,337
Asurion Term Loan B 1st Lien 5.00% 7/30/22		4,660,000	4,660,969
Atkore International 2nd Lien 7.75% 10/9/21		4,194,000	3,963,330
Avaya 4.691% 10/26/17		12,229,942	12,152,661
AVINTIV Specialty Materials Tranche B 5.25% 12/19/19		9,454,197	9,523,137
Axalta Coating Systems U.S. Holdings 1st Lien
3.75% 2/1/20		4,556,178	4,558,078
BJ’s Wholesale Club
4.50% 9/26/19		5,669,853	5,686,670
8.50% 3/31/20		6,830,000	6,894,031
Builders FirstSource Tranche B 1st Lien 6.00% 7/31/22		7,035,000	7,035,000
Burlington Coat Factory Warehouse Tranche B3 1st Lien
4.25% 8/13/21		2,876,251	2,886,258
BWAY Holding Tranche B 1st Lien 5.50% 8/14/20		5,539,050	5,577,995
Cable & Wireless Communications 5.50% 12/31/16		4,248,587	4,251,242
Cable & Wireless Communications (Unsecured)
6.50% 3/31/17		2,085,000	2,086,303

NQ-189 [7/15] 9/15 (15122)     37

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Caesars Growth Properties Holdings Tranche B 1st Lien
6.25% 5/8/21	11,263,893	$9,517,989
Calpine Construction Finance Tranche B 3.00% 5/3/20	1,438,125	1,427,638
CCO Safari III Tranche H 1st Lien 3.25% 7/23/21	791,000	792,360
CCO Safari III Tranche I 1st Lien 3.50% 1/23/23	2,373,000	2,380,840
CD&R Millennium Holdco 6 (Mauser Holdings) 2nd Lien
8.75% 7/31/22	1,115,000	1,103,850
CDS US Intermediate Holdings (Cirque Du Soleil) 1st Lien
6.25% 7/8/22	3,695,000	3,725,484
CDS US Intermediate Holdings 2nd Lien 10.50% 6/24/23	2,640,000	2,659,800
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	3,274,609	3,287,475
CommScope Term Loan B 1st Lien 3.75% 12/29/22	2,917,000	2,930,369
Communications Sales & Leasing Tranche B 1st Lien
5.00% 10/24/22	8,790,000	8,581,237
Community Health Systems Tranche G 1st Lien
3.75% 12/13/19	3,453,455	3,464,965
Community Health Systems Tranche H 1st Lien
4.00% 1/27/21	7,419,264	7,458,935
Crown Castles Operating Tranche B2 3.00% 1/31/21	3,442,856	3,437,692
DaVita Healthcare Partners Tranche B 3.50% 6/24/21	3,900,600	3,914,416
DBP Holding Tranche B 5.00% 10/11/19	2,655,000	2,566,225
Drillship Ocean Ventures (Ocean Rig) Tranche B 1st Lien
5.50% 7/25/21	6,726,511	5,550,771
Drillships Financing Holding Tranche B1 6.00% 3/31/21	11,680,020	9,136,696
Dynegy Tranche B2 4.00% 4/23/20	3,089,868	3,101,133
Emdeon 3.75% 11/2/18	3,787,951	3,786,372
Endo Luxembourg Finance I Sarl 1st Lien
3.50% 6/24/16 @	1,055,000	1,056,978
Endo Luxembourg Finance I Sarl Tranche B 1st Lien
3.75% 6/24/22	2,640,000	2,655,468
Energy Transfer Equity 3.25% 12/2/19	3,010,000	2,998,243
Energy Transfer Equity 1st Lien 4.00% 12/2/19	1,951,765	1,953,748
First Data Tranche B 1st Lien 4.187% 3/24/21	4,597,445	4,618,837
First Data Tranche C1 1st Lien 3.687% 3/24/18	6,890,822	6,882,746
Flint Group 1st Lien 4.50% 9/7/21	4,088,177	4,105,425
Flint Group 2nd Lien 8.25% 9/7/22	2,055,000	2,044,725
Flint Group Tranche C 1st Lien 4.50% 9/7/21	675,823	678,147
Flying Fortress 1st Lien 3.50% 6/30/17	1,225,209	1,231,719
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	11,987,872	9,853,779
Gardner Denver 4.25% 7/30/20	11,300,147	10,929,367
Gates Global 1st Lien 4.25% 7/3/21	2,645,013	2,638,194
Global Cash Access Tranche B 6.25% 12/19/20	8,371,818	8,458,157
Green Energy Partners (Panda Stonewall) Tranche B
6.50% 11/13/21	4,505,000	4,575,391

38     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Hanson Building Tranche B 1st Lien 6.50% 3/13/22	4,972,538	$4,991,185
HD Supply Tranche B 4.00% 6/28/18	12,261,026	12,294,744
Hilton Worldwide Finance 3.50% 10/25/20	8,484,967	8,512,144
Houghton International 9.75% 12/21/20	2,605,000	2,611,513
Houghton International 1st Lien 4.25% 12/20/19	1,872,000	1,877,266
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	5,835,675	5,833,242
Hyperion Insurance Group Tranche B 1st Lien
5.50% 4/30/22	4,344,113	4,398,414
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	7,992,647	8,022,619
IBC Capital (Goodpack) 1st Lien 4.75% 9/15/21	5,032,388	4,927,548
iHeartCommunications (Clear Channel Communications)
Tranche D 6.94% 1/30/19	18,035,000	16,607,204
iHeartCommunications (Clear Channel Communications)
Tranche E 1st Lien 7.69% 7/30/19	1,349,729	1,259,297
Immucor 5.00% 8/19/18	9,685,402	9,721,722
Ineos U.S. Finance Tranche B 3.75% 12/15/20	5,919,327	5,911,188
Ineos U.S. Finance Tranche B 1st Lien 4.25% 3/31/22	1,306,723	1,311,390
Informatica Tranche B 1st Lien 4.50% 6/3/22	1,855,000	1,858,671
Intelsat Jackson Holdings 3.75% 6/30/19	10,202,366	10,114,687
KIK Custom Products 2nd Lien 9.50% 10/29/19	989,700	996,298
Kinetic Concepts Tranche E1 4.50% 5/4/18	1,412,093	1,420,588
Landry’s Tranche B 4.00% 4/24/18	4,853,087	4,876,484
Level 3 Financing 4.00% 1/15/20	8,015,000	8,046,307
Linxens France Term Loan 1st Lien 5.00% 7/31/22	3,105,000	3,089,475
Linxens France Term Loan 2nd Lien 9.50% 7/31/23	1,555,000	1,539,450
LTS Buyer 2nd Lien 8.00% 4/1/21	3,141,138	3,135,901
LTS Buyer (Lightower Fiber Networks) 1st Lien
4.00% 4/13/20	968,526	965,700
Marina District Finance (Borgata) Tranche B 1st Lien
6.50% 8/15/18	5,369,220	5,436,813
MGM Resorts International 3.50% 12/20/19	2,706,565	2,701,772
Moxie Patriot Tranche B1 6.75% 12/19/20	4,500,000	4,516,875
MPH Acquisition (Multiplan) Tranche B 3.75% 3/31/21	7,749,235	7,710,488
Murray Energy Tranche B1 1st Lien 7.00% 4/14/17	1,845,000	1,791,956
Murray Energy Tranche B2 1st Lien 7.50% 4/16/20	4,030,000	3,357,494
Neiman Marcus Group 1st Lien 4.25% 10/25/20	1,974,975	1,970,448
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	804,833	801,312
New Albertsons 1st Lien 4.75% 6/27/21	3,027,125	3,038,098
New HB Acquisition (Hostess Brands) 1st Lien
6.75% 3/20/20	4,844,367	4,965,477
Numericable U.S. 4.50% 5/21/20	6,952,221	6,985,536
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	6,014,619	6,039,682
Offshore Group Investment (Vantage Drilling) Tranche B
1st Lien 5.00% 10/25/17	2,899,980	1,787,112

NQ-189 [7/15] 9/15 (15122)     39

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Pabst Blue Ribbon 1st Lien 5.75% 11/13/21	4,186,266	$4,209,814
Pabst Blue Ribbon 2nd Lien 9.25% 11/13/22	1,610,000	1,601,950
Pacific Drilling Tranche B 4.50% 6/3/18	5,296,683	4,271,775
Panda Liberty (Moxie Liberty) Tranche B 7.50% 8/21/20	9,251,000	9,274,127
Quickrete Holdings 7.00% 3/30/21	3,072,632	3,097,597
Republic of Angola (Unsecured) 6.25% 12/16/23	11,720,000	11,397,700
Reynolds Group Holdings Tranche B 1st Lien
4.50% 12/1/18	10,897,858	10,972,759
Rite Aid 5.75% 8/21/20	7,280,000	7,366,450
Rite Aid 2nd Lien 4.875% 6/21/21	3,140,000	3,151,285
RPI Finance Trust (Royalty Pharma) Tranche B4 1st Lien
3.50% 11/9/20	1,562,150	1,567,227
SAM Finance Lux Sarl (Santander Asset Management)
Tranche B 4.25% 12/17/20	2,257,019	2,269,715
Scientific Games International 6.00% 10/18/20	9,845,075	9,897,717
Scientific Games International Tranche B2 1st Lien
6.00% 10/1/21	2,397,950	2,411,139
Sensus USA 8.50% 5/9/18	2,660,000	2,646,700
SIG Combibloc PurchaseCo Sarl 1st Lien 4.25% 3/13/22	5,401,463	5,422,841
Sinclair Television Group Tranche B1 1st Lien
3.50% 7/30/21	2,725,000	2,729,259
Smart & Final Stores Tranche B 1st Lien 4.00% 11/15/19	3,560,005	3,566,103
Solenis International (Ashland Water) 1st Lien
4.25% 7/31/21	2,332,375	2,323,143
Solenis International (Ashland Water) 2nd Lien
7.75% 7/31/22	1,875,000	1,822,266
Spectrum Brands 1st Lien 3.75% 6/23/22	2,553,793	2,568,158
SS&C Technologies (European Holdings) Tranche B2 1st
Lien 4.00% 7/8/22	354,619	357,907
SS&C Technologies Tranche B1 1st Lien 4.00% 6/23/22	2,151,354	2,171,299
Standard Aero 1st Lien 5.25% 7/7/22	2,640,000	2,647,426
Stena International 1st Lien 4.00% 3/3/21	1,130,688	1,068,500
Summit Materials Tranche B 1st Lien 4.25% 7/17/22	2,640,000	2,653,200
SUPERVALU 1st Lien 4.50% 3/21/19	3,155,361	3,172,116
Surgical Care Affiliates Tranche B 1st Lien 4.25% 3/17/22	3,795,488	3,800,232
TransDigm Tranche E 1st Lien 3.50% 5/14/22	5,775,784	5,755,159
Tribune Media Tranche B 1st Lien 3.75% 12/28/20	2,640,000	2,646,584
United Continental Tranche B 3.25% 4/1/19	1,050,366	1,051,570
Univar Tranche B 1st Lien 4.25% 7/1/22	844,780	847,419
Univision Communications 1st Lien 4.00% 3/1/20	2,120,565	2,120,565
Univision Communications Tranche C4 4.00% 3/1/20	12,165,334	12,173,777
US Airways Tranche B1 3.50% 5/23/19	1,675,454	1,675,603
USI 4.25% 12/27/19	8,800,560	8,813,391
Valeant Pharmaceuticals International 3.50% 8/5/20	6,844,827	6,860,105

40     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

		Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Valeant Pharmaceuticals International Tranche B-F1 1st
Lien 4.00% 4/2/22		6,324,150	$6,361,159
Varsity Brands Tranche B 1st Lien 5.00% 12/15/21		3,636,725	3,661,727
Weight Watchers International 3.19% 4/2/16		1,871,566	1,686,446
Wide Open West Finance Tranche B 1st Lien
4.50% 4/1/19		11,652,812	11,682,981
Ziggo Tranche B 2nd Lien 3.50% 1/15/22		1,358,298	1,354,223
Ziggo Tranche B 3rd Lien 3.50% 1/15/22		2,233,915	2,227,213
Ziggo Tranche B1 1st Lien 3.50% 1/15/22		2,107,787	2,101,464
Total Senior Secured Loans (cost $648,306,865)			642,544,150

Sovereign Bonds – 2.56%Δ
Australia – 0.09%
Australia Government Bond
3.25% 4/21/25	AUD	3,397,000	2,585,669
3.75% 4/21/37	AUD	2,743,000	2,118,998
			4,704,667
Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	1,202,000	1,051,598
			1,051,598
Colombia – 0.02%
Colombia Government International Bond 5.00% 6/15/45		1,269,000	1,183,343
			1,183,343
Costa Rica – 0.09%
Costa Rica Government International Bond
5.625% 4/30/43		5,790,000	4,878,075
			4,878,075
Dominican Republic – 0.11%
Dominican Republic International Bond
144A 5.50% 1/27/25 #		1,750,000	1,767,500
144A 6.85% 1/27/45 #		4,500,000	4,590,000
			6,357,500
Germany – 0.03%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	1,646,000	1,788,718
			1,788,718
Indonesia – 0.26%
Indonesia Government International Bond
144A 4.625% 4/15/43 #		6,040,000	5,481,300
144A 5.125% 1/15/45 #		1,200,000	1,158,000
Indonesia Treasury Bond 8.375% 3/15/24	IDR	107,191,000,000	7,834,788
			14,474,088

NQ-189 [7/15] 9/15 (15122)     41

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Italy – 0.14%
Italy Buoni Poliennali Del Tesoro
1.35% 4/15/22	EUR	5,857,000	$6,465,729
1.50% 6/1/25	EUR	1,254,000	1,343,361
			7,809,090
Jamaica – 0.17%
Jamaica Government International Bond 6.75% 4/28/28		9,675,000	9,723,375
			9,723,375
Japan – 0.02%
Japan Government 40 yr Bond 1.40% 3/20/55	JPY	148,300,000	1,144,990
			1,144,990
Kazakhstan – 0.14%
Kazakhstan Government International Bond
144A 5.125% 7/21/25 #*		3,885,000	3,854,386
144A 6.50% 7/21/45 #		4,170,000	4,153,320
			8,007,706
Mexico – 0.24%
Mexican Bonos 7.50% 6/3/27	MXN	158,232,000	10,842,394
Mexico Government International Bond
3.60% 1/30/25		1,637,000	1,628,815
4.60% 1/23/46		1,200,000	1,135,500
			13,606,709
Norway – 0.18%
Kommunalbanken
144A 2.125% 4/23/25 #*		9,576,000	9,266,753
5.00% 3/28/19	NZD	510,000	356,399
Norway Government Bond 144A 2.00% 5/24/23 #	NOK	1,662,000	212,816
			9,835,968
Pakistan – 0.08%
Pakistan Government International Bond 144A
7.875% 3/31/36 #		4,629,000	4,444,766
			4,444,766
Poland – 0.11%
Poland Government Bond 3.25% 7/25/25	PLN	23,097,000	6,297,373
			6,297,373
Portugal – 0.02%
Portugal Government International Bond 144A
5.125% 10/15/24 #		1,045,000	1,106,709
			1,106,709
Republic of Korea – 0.13%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	8,901,324,633	7,411,419
			7,411,419

42     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Singapore – 0.09%
Temasek Financial I 144A 2.375% 1/23/23 #		4,915,000	$4,839,982
			4,839,982
South Africa – 0.28%
South Africa Government Bond 8.00% 1/31/30	ZAR	169,701,000	12,741,059
South Africa Government International Bond
5.375% 7/24/44		2,933,000	2,971,481
			15,712,540
Sri Lanka – 0.12%
Sri Lanka Government International Bond 144A
6.125% 6/3/25 #		6,900,000	6,813,750
			6,813,750
United Kingdom – 0.13%
United Kingdom Gilt
3.25% 1/22/44	GBP	1,752,900	3,117,666
3.50% 1/22/45	GBP	1,169,100	2,182,568
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	989,554	1,677,542
			6,977,776
Zambia – 0.09%
Zambia Government International Bond 144A
8.97% 7/30/27 #		4,950,000	4,776,750
			4,776,750
Total Sovereign Bonds (cost $149,465,050)			142,946,892

Supranational Banks – 0.72%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	260,400,000	4,058,106
7.375% 4/15/19	IDR	69,950,000,000	4,939,290
Inter-American Development Bank
6.00% 9/5/17	INR	377,950,000	5,856,352
7.25% 7/17/17	IDR	49,400,000,000	3,538,066
International Bank for Reconstruction & Development
0.256% 4/17/19 ●		2,469,000	2,470,901
2.50% 7/29/25		9,200,000	9,223,469
2.50% 11/25/24		2,469,000	2,504,435
3.75% 2/10/20 *	NZD	3,300,000	2,220,069
4.625% 10/6/21 *	NZD	6,497,000	4,548,057
International Finance 3.625% 5/20/20	NZD	1,035,000	691,410
Total Supranational Banks (cost $42,726,512)			40,050,155

U.S. Treasury Obligations – 2.63%
U.S. Treasury Bond
3.00% 5/15/45		19,495,000	19,769,139

NQ-189 [7/15] 9/15 (15122)     43

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Note
1.625% 6/30/20	19,250,000	$19,331,216
1.625% 7/31/20	60,585,000	60,816,919
2.125% 5/15/25 ∞	47,455,000	47,132,448
Total U.S. Treasury Obligations (cost $146,139,589)		147,049,722

	Number of
	Shares
Common Stock – 0.00%
Century Communications =†	7,875,000	0
Mirant (Escrow) †	695,000	0
Total Common Stock (cost $238,403)		0

Convertible Preferred Stock – 0.40%
Alcoa 5.375% exercise price $19.39, expiration date
10/1/17 *	34,550	1,246,564
Anadarko Petroleum 7.50% exercise price $69.84,
expiration date 6/7/18 *	27,875	1,397,374
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49	1,477	1,643,532
Chesapeake Energy 5.75% exercise price $26.10,
expiration date 12/31/49	1,633	846,296
Crown Castle International 4.50% exercise price $88.50,
expiration date 11/1/16	5,995	619,943
Dominion Resources 6.125% exercise price $64.99,
expiration date 4/1/16	23,556	1,330,443
Dynegy 5.375% exercise price $38.75, expiration date
11/1/17 *@	16,660	1,566,207
Exelon 6.50% exercise price $43.75, expiration date
6/1/17 *	38,450	1,797,153
Halcon Resources 5.75% exercise price $6.16, expiration
date 12/31/49	2,077	366,591
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49	1,796	2,433,580
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	77,386	2,097,934
Maiden Holdings 7.25% exercise price $15.30, expiration
date 9/15/16	48,566	2,800,801
T-Mobile US 5.50% exercise price $31.02, expiration date
12/15/17	22,922	1,632,046
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49	2,210	2,634,563
Total Convertible Preferred Stock (cost $26,815,852)		22,413,027

44     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Preferred Stock – 0.73%
Ally Financial 144A 7.00% #	4,915	$5,015,297
Bank of America 6.10% ●	3,595,000	3,583,316
Integrys Energy Group 6.00% *●	205,350	5,673,821
Morgan Stanley 5.55% ●	3,015,000	3,003,694
National Retail Properties 5.70% *	67,445	1,661,845
PNC Preferred Funding Trust II 1.508% #●	13,900,000	12,822,750
Public Storage 5.20% *	212,995	5,116,140
USB Realty 1.436% #●	4,485,000	4,137,413
Total Preferred Stock (cost $37,752,204)		41,014,276

	Principal amount°
Short-Term Investments – 6.76%
Discount Notes – 2.58%≠
Federal Home Loan Bank
0.05% 8/14/15	6,358,534	6,358,515
0.065% 8/5/15	16,756,004	16,755,988
0.065% 9/2/15	25,979,145	25,978,288
0.07% 8/11/15	39,704,936	39,704,857
0.075% 9/18/15	5,820,327	5,820,030
0.10% 10/23/15	25,536,270	25,533,385
0.105% 11/3/15	5,856,864	5,855,517
Freddie Mac 0.075% 10/1/15	18,300,105	18,298,604
		144,305,184
Repurchase Agreements – 4.18%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $35,831,992 (collateralized by U.S.
government obligations 0.50%–2.00%
1/31/17–5/31/21; market value $36,548,452)	35,831,813	35,831,813
Bank of Montreal
0.13%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $59,720,335 (collateralized by U.S.
government obligations 1.25%–4.625%
9/30/16–2/15/40; market value $60,914,089)	59,719,688	59,719,688
BNP Paribas
0.12%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $138,017,879 (collateralized by U.S.
government obligations 0.00%–7.50%
1/28/16–11/15/44; market value $140,776,829)	138,016,499	138,016,499
		233,568,000
Total Short-Term Investments (cost $377,870,173)		377,873,184

NQ-189 [7/15] 9/15 (15122)     45

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

Total Value of Securities Before Securities
Lending Collateral – 103.41%
(cost $5,786,062,929)		$5,783,370,238

	Number of
	Shares	Value (U.S. $)
Securities Lending Collateral – 1.95%
Investment Company
Delaware Investments® Collateral Fund No. 1	108,828,506	108,828,506
Total Securities Lending Collateral (cost $108,828,506)		108,828,506

Total Value of Securities – 105.36%
(cost $5,894,891,435)		5,892,198,744 ■
Obligation to Return Securities Lending Collateral – (1.95%)		(108,828,506)
Liabilities Net of Receivables and Other Assets – (3.41%)★		(190,822,166)
Net Assets – 100.00%		$5,592,548,072

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2015, the aggregate value of Rule 144A securities was $1,314,679,714, which represents 23.51% of the Fund’s net assets.
*	Fully or partially on loan.
@	Illiquid security. At July 31, 2015, the aggregate value of illiquid securities was $2,623,185, which represents 0.05% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Of this amount, $1,888,000 represents cash collateral posted for TBAs and $2,910,000 represents cash collateral posted for swap contracts.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $106,203,712 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of July 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

46     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2015.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2015.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(2,608,929)	USD	1,882,881	9/4/15	$(19,864)
BAML	CAD	(17,533,188)	USD	13,448,120	9/4/15	47,836
BAML	EUR	(2,030,938)	USD	2,281,928	9/4/15	51,136
BAML	JPY	(584,441,482)	USD	4,744,351	9/4/15	27,583
BAML	NZD	1,342,160	USD	(885,200)	8/11/15	(613)
BAML	NZD	(16,409,205)	USD	10,846,953	9/4/15	53,909
BNP	AUD	(8,227,730)	USD	5,989,730	9/4/15	(10,919)
BNP	NOK	(26,062,929)	USD	3,197,215	9/4/15	8,036
BNYM	BRL	(12,684,706)	USD	3,751,539	8/4/15	52,858
DB	MXN	(42,176,637)	USD	2,585,175	9/4/15	(25,575)
DB	NZD	7,325,846	USD	(4,845,241)	9/4/15	(26,716)
HSBC	GBP	(4,627,733)	USD	7,209,869	9/4/15	(14,252)
JPMC	KRW	(8,525,381,610)	USD	7,287,959	9/4/15	(15,379)
JPMC	PLN	(8,143,900)	USD	2,191,106	9/4/15	35,184
JPMC	SEK	(5,175,663)	USD	610,440	9/4/15	10,578
TD	CAD	10,472,970	USD	(8,043,972)	9/4/15	(39,679)
TD	EUR	(4,136,306)	USD	4,598,538	9/4/15	55,198
TD	JPY	(412,077,475)	USD	(3,345,594)	9/4/15	(19,899)
TD	MXN	33,159,337	USD	(2,062,531)	8/4/15	(5,068)
						$164,354

NQ-189 [7/15] 9/15 (15122)     47

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
1,163	Euro-Bund	$194,804,455	$197,146,823	9/9/15	$2,342,368
13	Long Gilt	2,368,527	2,381,055	9/29/15	12,528
(432)	S&P 500 Index E-mini	(44,716,452)	(45,325,440)	9/21/15	(608,988)
753	U.S. Treasury 10 yr Notes	95,487,549	95,960,437	9/21/15	472,888
1,878	U.S. Treasury Long Bonds	284,971,465	292,850,625	9/21/15	7,879,160
		$532,915,544			$10,097,956

Swap Contracts

CDS Contracts1

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]	Payments	Date	(Depreciation)
	Protection Purchased:
CITI	CDX.EM.23	27,955,000	1.00%	6/20/20	$329,353
HSBC	CDX.EM.23	13,955,000	1.00%	6/20/20	27,031
ICE	CITI - CDX.NA.HY.24	27,720,000	5.00%	6/20/20	(111,806)
ICE	JPMC - CDX.NA.HY.24	28,710,000	5.00%	6/20/20	(102,484)
	JPMC - iTraxx Europe Crossover
ICE	Series 23 Version 1	EUR 25,400,000	5.00%	6/20/20	(63,511)
JPMC	CDX.EM.23	27,982,000	1.00%	6/20/20	(71,891)
					$6,692

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

48     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – Banque Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMBB – JPMorgan Barclay’s Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MASTR – Mortgage Asset Securitization Transactions, Inc.
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Securities
UBS – Union Bank of Switzerland

NQ-189 [7/15] 9/15 (15122)     49

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

Summary of abbreviations:
USD – U.S. Dollar
WaMu – Washington Mutual
WF – Wells Fargo
yr – Year

50     NQ-189 [7/15] 9/15 (15122)

Notes
Delaware Diversified Income Fund	July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-189 [7/15] 9/15 (15122)     51

(Unaudited)

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

52     NQ-189 [7/15] 9/15 (15122)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage- Backed
Securities	$—	$1,640,426,777	$4,457,976	$1,644,884,753
Corporate Debt	—	2,637,717,462	—	2,637,717,462
Municipal Bonds	—	71,131,019	—	71,131,019
Foreign Debt	—	198,742,645	—	198,742,645
Senior Secured Loans[1]	—	621,872,323	20,671,827	642,544,150
U.S. Treasury Obligations	—	147,049,722	—	147,049,722
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	20,402,904	2,010,123	—	22,413,027
Preferred Stock[1]	12,451,806	28,562,470	—	41,014,276
Short-Term Investments	—	377,873,184	—	377,873,184
Securities Lending Collateral	—	108,828,506	—	108,828,506
Total	$32,854,710	$5,834,214,231	$25,129,803	$5,892,198,744

Foreign Currency Exchange Contracts	$—	$164,354	$—	$164,354
Futures Contracts	10,097,956	—	—	10,097,956
Swap Contracts	—	6,692	—	6,692

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	96.78%	3.22%	100.00%
Convertible Preferred Stock	91.03%	8.97%	—	100.00%
Preferred Stock	30.36%	69.64%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-189 [7/15] 9/15 (15122)     53

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

54     NQ-189 [7/15] 9/15 (15122)

Schedule of investments
Delaware U.S. Growth Fund	July 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.29%✧
Consumer Discretionary – 20.53%
Discovery Communications Class A †	994,092	$32,824,918
Discovery Communications Class C †	2,687,858	81,442,097
eBay †	4,580,105	128,792,553
L Brands	1,293,385	104,402,037
Liberty Interactive Class A †	5,143,335	149,413,882
NIKE Class B	899,709	103,664,471
Sally Beauty Holdings †	1,733,820	51,650,498
TripAdvisor †	1,391,430	110,451,713
Wynn Resorts	478,997	49,446,860
		812,089,029
Consumer Staples – 4.92%
Walgreens Boots Alliance	2,012,795	194,496,381
		194,496,381
Energy – 2.95%
Kinder Morgan	397,148	13,757,207
Williams	1,963,001	103,018,293
		116,775,500
Financial Services – 20.08%
Crown Castle International	1,661,340	136,080,359
Intercontinental Exchange	493,530	112,544,581
MasterCard Class A	1,866,876	181,833,722
PayPal Holdings †	3,846,730	148,868,451
Visa Class A	2,854,424	215,052,304
		794,379,417
Healthcare – 21.06%
Allergan †	531,959	176,158,223
Biogen †	356,536	113,656,546
Celgene †	1,825,630	239,613,938
Novo Nordisk ADR	2,286,635	134,820,000
Valeant Pharmaceuticals International †	655,665	168,853,407
		833,102,114
Technology – 28.75%
Baidu ADR †	473,739	81,795,776
Electronic Arts †	1,748,525	125,106,964
Equinix	656,982	183,238,850
Facebook Class A †	791,525	74,411,265
Google Class A †	175,254	115,229,505
Google Class C †	142,863	89,376,521
Intuit	762,194	80,617,259
Microsoft	2,728,507	127,421,277
QUALCOMM	3,735,593	240,534,833

NQ-101 [7/15] 9/15 (15119)     1

Schedule of investments
Delaware U.S. Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Technology (continued)
Yelp †	727,356	$19,202,198
		1,136,934,448
Total Common Stock (cost $3,054,061,275)		3,887,776,889

	Principal amount°
Short-Term Investments – 0.88%
Discount Notes – 0.76%≠
Federal Home Loan Bank
0.05% 8/14/15	3,300,239	3,300,229
0.065% 8/5/15	1,829,366	1,829,364
0.065% 9/2/15	4,734,523	4,734,366
0.07% 8/11/15	5,270,246	5,270,236
0.075% 9/18/15	3,270,895	3,270,728
0.10% 10/23/15	4,734,523	4,733,988
0.105% 11/3/15	2,726,001	2,725,374
Freddie Mac 0.075% 10/1/15	4,001,473	4,001,145
		29,865,430
Repurchase Agreements – 0.12%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $721,954 (collateralized by U.S.
government obligations 0.50%–2.00%
1/31/17–5/31/21;
market value $736,389)	721,950	721,950
Bank of Montreal
0.13%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $1,203,264 (collateralized by U.S.
government obligations 1.25%–4.625%
9/30/16–2/15/40;
market value $1,227,316)	1,203,251	1,203,251
BNP Paribas
0.12%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $2,780,827 (collateralized by U.S.
government obligations 0.00%–7.50%
1/28/16–11/15/44;
market value $2,836,415)	2,780,799	2,780,799
		4,706,000
Total Short-Term Investments (cost $34,570,142)		34,571,430
Total Value of Securities – 99.17%
(cost $3,088,631,417)		3,922,348,319

Receivables and Other Assets Net of Liabilities – 0.83%		32,923,143
Net Assets – 100.00%		$3,955,271,462

2     NQ-101 [7/15] 9/15 (15119)

(Unaudited)

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-101 [7/15] 9/15 (15119)     3

Notes
Delaware U.S. Growth Fund	July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4     NQ-101 [7/15] 9/15 (15119)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Total
Common Stock	$3,887,776,889	$—	$3,887,776,889
Short-Term Investments	—	34,571,430	34,571,430

Total	$3,887,776,889	$34,571,430	$3,922,348,319

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-101 [7/15] 9/15 (15119)     5

Schedule of investments
Delaware Global Real Estate Opportunities Fund	July 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.92%Δ
Australia – 4.37%
Goodman Group	52,134	$249,188
GPT Group-In Specie @=†	1,377,200	0
Investa Office Fund	95,032	275,038
Scentre Group	159,707	462,219
Westfield	112,812	826,960
		1,813,405
Canada – 0.74%
Allied Properties Real Estate Investment Trust	11,050	307,630
		307,630
China/Hong Kong – 5.86%
Hongkong Land Holdings	98,400	757,680
Hysan Development	88,072	377,175
Kerry Properties	40,000	149,374
Link REIT	36,500	214,696
Sun Hung Kai Properties	60,724	932,908
		2,431,833
Finland – 0.95%
Citycon †	147,891	391,960
		391,960
France – 5.94%
Gecina	3,722	476,677
Klepierre	22,265	1,013,112
Unibail-Rodamco	3,660	973,637
		2,463,426
Germany – 1.75%
alstria office REIT †	42,945	592,903
Deutsche Annington Immobilien	4,237	132,111
		725,014
Italy – 0.41%
Beni Stabili	216,249	170,942
		170,942
Japan – 7.05%
Kenedix Office Investment	49	226,905
Mitsubishi Estate	39,642	881,075
Mitsui Fudosan	47,446	1,350,597
Orix JREIT	109	148,435
Sumitomo Realty & Development	9,000	315,768
		2,922,780
Singapore – 1.03%
CapitaLand	120,600	283,092

NQ-223 [7/15] 9/15 (15118)     1

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Singapore (continued)
Mapletree Commercial Trust	143,894	$143,186
		426,278
Spain – 0.70%
Merlin Properties Socimi †	26,571	291,110
		291,110
Sweden – 0.31%
Fabege	9,269	128,673
		128,673
United Kingdom – 7.93%
British Land	38,837	509,999
Derwent London	8,386	475,978
Grainger	73,638	274,692
Great Portland Estates	51,378	667,866
Segro	110,217	772,377
Shaftesbury	40,295	588,289
		3,289,201
United States – 59.88%
American Residential Properties	15,091	279,184
Apartment Investment & Management	15,541	607,342
AvalonBay Communities	5,821	1,003,191
Boston Properties	6,589	812,292
Brandywine Realty Trust	20,999	289,156
CubeSmart	16,264	425,466
DCT Industrial Trust	12,461	433,144
DDR	23,074	376,106
Douglas Emmett	12,079	354,035
Duke Realty	40,296	812,770
Empire State Realty Trust	8,362	148,676
Equity Commonwealth †	24,223	634,643
Equity Residential	16,071	1,202,272
Essex Property Trust	2,689	604,783
Extra Space Storage	7,691	565,442
Federal Realty Investment Trust	2,315	316,669
General Growth Properties	48,422	1,314,173
Gramercy Property Trust	6,907	168,945
Health Care REIT	11,547	801,015
Hilton Worldwide Holdings †	2,999	80,523
Host Hotels & Resorts	39,651	768,436
Hudson Pacific Properties	16,906	520,367
Kilroy Realty	5,342	378,481
Kimco Realty	23,012	568,627
Macerich	4,442	351,629

2     NQ-223 [7/15] 9/15 (15118)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
National Retail Properties	10,050	$373,559
Omega Healthcare Investors	13,309	482,584
Paramount Group	26,825	479,363
Pebblebrook Hotel Trust	11,967	487,057
Post Properties	4,784	272,401
Prologis	17,242	700,198
PS Business Parks	3,842	295,796
Public Storage	5,245	1,076,169
Regency Centers	3,664	234,386
Retail Properties of America	14,392	209,548
RLJ Lodging Trust	16,647	496,580
Simon Property Group	12,274	2,297,938
SL Green Realty	8,168	940,464
Strategic Hotels & Resorts †	29,824	407,694
Taubman Centers	4,205	314,534
UDR	21,952	742,197
Ventas	9,998	670,766
Vornado Realty Trust	5,516	538,086
		24,836,687

Total Common Stock (cost $39,507,310)		40,198,939

Right – 0.09%Δ
Spain – 0.09%
Merlin Properties Socimi exercise price EUR 10.00,
expiration date 8/7/15	26,571	37,924

Total Right (cost $0)		37,924

	Principal amount°
Short-Term Investments – 4.44%
Discount Notes – 0.68%≠
Federal Home Loan Bank
0.065% 8/5/15	37,448	37,448
0.065% 9/2/15	67,114	67,112
0.07% 8/11/15	23,798	23,798
0.10% 10/23/15	67,114	67,107
Freddie Mac 0.075% 10/1/15	87,087	87,080
		282,545

NQ-223 [7/15] 9/15 (15118)     3

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 3.76%
Bank of America Merrill Lynch
0.06%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $239,322 (collateralized by U.S.
government obligations 0.50%–2.00%
1/31/17–5/31/21;
market value $244,107)	239,320	$239,320
Bank of Montreal
0.13%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $398,872 (collateralized by U.S.
government obligations 1.25%–4.625%
9/30/16–2/15/40;
market value $406,845)	398,868	398,868
BNP Paribas
0.12%, dated 7/31/15, to be repurchased on 8/3/15,
repurchase price $921,821 (collateralized by U.S.
government obligations 0.00%–7.50%
1/28/16–11/15/44;
market value $940,248)	921,812	921,812
		1,560,000
Total Short-Term Investments (cost $1,842,529)		1,842,545

Total Value of Securities – 101.45%
(cost $41,349,839)		42,079,408

Liabilities Net of Receivables and Other Assets – (1.45%)		(600,106)
Net Assets – 100.00%		$41,479,302

@	Illiquid security. At July 31, 2015, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

4     NQ-223 [7/15] 9/15 (15118)

(Unaudited)

The following foreign currency exchange contracts were outstanding at July 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	AUD	88,314	USD	(64,313)	8/5/15	$212
BNYM	EUR	(26,859)	USD	29,336	8/3/15	(154)
BNYM	EUR	(57,070)	USD	62,708	8/4/15	47
BNYM	GBP	1,885	USD	(2,945)	8/3/15	(1)
BNYM	JPY	38,834,852	USD	(313,482)	8/5/15	(170)
BNYM	SEK	(43,951)	USD	5,089	8/3/15	(3)
BNYM	SEK	(107,656)	USD	12,489	8/4/15	15
BNYM	SGD	(87,439)	USD	63,873	8/5/15	140
						$86

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AUD – Australian Dollar
BNYM – BNY Mellon
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
REIT – Real Estate Investment Trust
SEK – Swedish Krona
SGD – Singapore Dollar
USD – U.S. Dollar

NQ-223 [7/15] 9/15 (15118)     5

Notes
Delaware Global Real Estate Opportunities Fund	July 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware Global Real Estate Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

6     NQ-223 [7/15] 9/15 (15118)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock	$40,198,939	$—	$—	$40,198,939
Right	37,924	—	—	37,924
Short-Term Investments	—	1,842,545	—	1,842,545
Total	$40,236,863	$1,842,545	$—	$42,079,408
Foreign Currency Exchange Contracts	$—	$86	$—	$86

The securities deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended July 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-223 [7/15] 9/15 (15118)     7

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-223 [7/15] 9/15 (15118)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: